THE INFORMATION IN THIS PROSPECTUS IS INCOMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES, AND WE ARE NOT SOLICITING OFFERS TO BUY THESE SECURITIES, IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS           Subject to completion          January 13, 2003
--------------------------------------------------------------------------------

             $265,625,000
             EATON VANCE INSURED
             MUNICIPAL BOND FUNDS
  [EATON VANCE LOGO]

EATON VANCE INSURED MUNICIPAL  EATON VANCE INSURED MASSACHUSETTS    EATON VANCE INSURED NEW YORK
        BOND FUND II                  MUNICIPAL BOND FUND              MUNICIPAL BOND FUND II
   1,750 SHARES, SERIES A                 620 SHARES                         900 SHARES
   1,750 SHARES, SERIES B
     EATON VANCE INSURED         EATON VANCE INSURED MICHIGAN         EATON VANCE INSURED OHIO
         CALIFORNIA                   MUNICIPAL BOND FUND               MUNICIPAL BOND FUND
   MUNICIPAL BOND FUND II                 540 SHARES                         875 SHARES
        1,350 SHARES
 EATON VANCE INSURED FLORIDA    EATON VANCE INSURED NEW JERSEY    EATON VANCE INSURED PENNSYLVANIA
     MUNICIPAL BOND FUND              MUNICIPAL BOND FUND               MUNICIPAL BOND FUND
         900 SHARES                       900 SHARES                        1,040 SHARES

AUCTION PREFERRED SHARES
LIQUIDATION PREFERENCE $25,000 PER SHARE
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE. Each of Eaton Vance Insured Municipal Bond Fund II (the "National Fund"), Eaton Vance Insured California Municipal Bond Fund II (the "California Fund"), Eaton Vance Insured Florida Municipal Bond Fund (the "Florida Fund"), Eaton Vance Insured Massachusetts Municipal Bond Fund (the "Massachusetts Fund"), Eaton Vance Insured Michigan Municipal Bond Fund (the "Michigan Fund"), Eaton Vance Insured New Jersey Municipal Bond Fund (the "New Jersey Fund"), Eaton Vance Insured New York Municipal Bond Fund II (the "New York Fund"), Eaton Vance Insured Ohio Municipal Bond Fund (the "Ohio Fund"), and Eaton Vance Insured Pennsylvania Municipal Bond Fund (the "Pennsylvania Fund") (each a "Fund" and together the "Funds") is a recently organized, non-diversified, closed-end management investment company. Each Fund's investment objective is to provide current income exempt from federal income tax, including alternative minimum tax, and, in the cases of the California Fund, the Florida Fund, the Massachusetts Fund, the Michigan Fund, the New Jersey Fund, the New York Fund, the Ohio Fund and the Pennsylvania Fund, certain relevant state and local taxes (as described below).

INVESTMENT ADVISER. Each Fund's investment adviser is Eaton Vance Management ("Eaton Vance" or the "Adviser"). Eaton Vance manages 64 different municipal bond funds with combined assets of about $10.1 billion as of December 31, 2002.

INVESTING IN APS INVOLVES CERTAIN RISKS, SEE "INVESTMENT OBJECTIVES, POLICIES AND RISKS--RISK CONSIDERATIONS."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                                            ESTIMATED OFFERING
                                                    PUBLIC OFFERING PRICE   SALES LOAD(1)        EXPENSES        PROCEEDS TO FUND
---------------------------------------------------------------------------------------------------------------------------------
National Fund                                                 $87,500,000        $875,000             $194,050        $86,430,950
California Fund                                               $33,750,000        $337,500              $85,905        $33,326,595
Florida Fund                                                  $22,500,000        $225,000              $63,270        $22,211,730
Massachusetts Fund                                            $15,500,000        $155,000              $49,186        $15,295,814
Michigan Fund                                                 $13,500,000        $135,000              $45,163        $13,319,837
New Jersey Fund                                               $22,500,000        $225,000              $63,270        $22,211,730
New York Fund                                                 $22,500,000        $225,000              $63,270        $22,211,730
Ohio Fund                                                     $21,875,000        $218,750              $62,013        $21,594,237
Pennsylvania Fund                                             $26,000,000        $260,000              $70,311        $25,669,689
---------------------------------------------------------------------------------------------------------------------------------

(1) Each Fund and Adviser have agreed to indemnify the Underwriters against certain liabilities under the Securities Act of 1933, as amended. See "Underwriting."

The Underwriters are offering the Auction Preferred Shares subject to various conditions. The Underwriters expect to deliver the APS in book-entry form, through the facilities of The Depository Trust Company to purchasers on or about
         , 2003.
UBS WARBURG
                      MERRILL LYNCH & CO.
                          A.G. EDWARDS & SONS, INC.
                                                           PRUDENTIAL SECURITIES

--------------------------------------------------------------------------------
(continued from the previous page)

Capitalized terms not otherwise defined are defined in the Glossary that appears at the end of this Prospectus. The APS are offered at a price per share of $25,000 subject to a sales load of $250 per share.

Dividends on the APS of each Fund offered hereby will be cumulative from the Date of Original Issue and payable commencing on the dates specified below (an "Initial Dividend Payment Date") and, generally, on a weekly basis thereafter on the days specified below, subject to certain exceptions. The cash dividend rate (the "Applicable Rate") on the APS for the Initial Dividend Period on such dates will be the per annum rate specified below:

                                                       INITIAL DIVIDEND   NORMAL WEEKLY       INITIAL
                                                         PAYMENT DATE      PAYMENT DAY    APPLICABLE RATE
---------------------------------------------------------------------------------------------------------
National Fund
  Series A                                             January 30, 2003      Thursday               %
  Series B(1)                                          January 12, 2004        Monday               %
---------------------------------------------------------------------------------------------------------
California Fund                                        January 30, 2003      Thursday               %
---------------------------------------------------------------------------------------------------------
Florida Fund                                           January 28, 2003       Tuesday               %
---------------------------------------------------------------------------------------------------------
Massachusetts Fund                                     January 31, 2003        Friday               %
---------------------------------------------------------------------------------------------------------
Michigan Fund                                          January 29, 2003     Wednesday               %
---------------------------------------------------------------------------------------------------------
New Jersey Fund                                        January 28, 2003       Tuesday               %
---------------------------------------------------------------------------------------------------------
New York Fund                                          January 29, 2003     Wednesday               %
---------------------------------------------------------------------------------------------------------
Ohio Fund                                              February 3, 2003        Monday               %
---------------------------------------------------------------------------------------------------------
Pennsylvania Fund                                      January 31, 2003        Friday               %
---------------------------------------------------------------------------------------------------------

(1) The Initial Dividend Period for Series B of the National Fund will be a Dividend Period of 360 days ending January 11, 2004.

The APS will not be registered on any stock exchange or on any automated quotation system. APS may only be bought or sold through an order at an auction with or through a broker-dealer that has entered into an agreement with the auction agent of the applicable Fund, or in a secondary market that may be maintained by certain broker-dealers. These broker-dealers are not required to maintain this market and it may not provide you with liquidity. An increase in the level of interest rates, particularly during any Special Dividend Period that is a Long Term Dividend Period as discussed in "Description of APS--Dividends and dividend periods--General," likely will have an adverse effect on the secondary market price of the APS, and a selling shareholder may sell APS between Auctions at a price per share of less than $25,000.

Each prospective purchaser should review carefully the detailed information regarding the Auction Procedures which appears in this Prospectus and the relevant Fund's Statement of Additional Information and should note that (i) an Order constitutes an irrevocable commitment to hold, purchase or sell APS based upon the results of the related Auction, (ii) the Auctions will be conducted through telephone communications, (iii) settlement for purchases and sales will be on the Business Day following the Auction and (iv) ownership of APS will be maintained in book-entry form by or through the Securities Depository. In certain circumstances, holders of APS may be unable to sell their APS in an Auction and thus may lack liquidity of investment. The APS may only be transferred pursuant to a Bid or a Sell Order placed in an Auction through a Broker-Dealer to the Auction Agent or in the secondary market, if any.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(continued from the previous page)

This Prospectus sets forth concisely information you should know before investing in the APS. Please read and retain this Prospectus for future
reference. A Statement of Additional Information for each Fund dated January   ,
2003 has been filed with the SEC and can be obtained without charge by calling 1-800-225-6265 or by writing to the applicable Fund. Tables of contents to the Statements of Additional Information are located at pages 67 through 71 of this Prospectus. This Prospectus incorporates by reference the entire Statement of Additional Information of each Fund. The Statements of Additional Information are available along with other Fund-related materials at the SEC's internet web site (http://www.sec.gov). Each Fund's address is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 and its telephone number is 1-800-225-6265.

The APS do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained or incorporated by reference in this Prospectus. The Funds have not authorized any other person to provide you with different information. No Fund is making an offer of these securities in any state where the offer is not permitted. You should not assume that the information appearing in this Prospectus is accurate as of any date other than the date on the front of this Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Prospectus summary....................    1
Financial highlights..................    7
The Funds.............................   17
Use of proceeds.......................   18
Capitalization........................   18
Portfolio composition.................   21
Investment objectives, policies and
  risks...............................   24
Management of the Funds...............   34
Description of APS....................   35
The Auctions..........................   47
Taxes.................................   54
Description of capital structure......   60
Certain provisions of the Declarations
  of Trust............................   62
Underwriting..........................   64
Shareholder Servicing Agent, custodian
  and transfer agent..................   65
Legal opinions........................   65
Independent auditors..................   66
Additional information................   66
National Fund Table of contents for
  the Statement of Additional
  Information.........................   67
California Fund Table of contents for
  the Statement of Additional
  Information.........................   67
Florida Fund Table of contents for the
  Statement of Additional
  Information.........................   68
Massachusetts Fund Table of contents
  for the Statement of Additional
  Information.........................   68
Michigan Fund Table of contents for
  the Statement of Additional
  Information.........................   69
New Jersey Fund Table of contents for
  the Statement of Additional
  Information.........................   69
New York Fund Table of contents for
  the Statement of Additional
  Information.........................   70
Ohio Fund Table of contents for the
  Statement of Additional
  Information.........................   70
Pennsylvania Fund Table of contents
  for the Statement of Additional
  Information.........................   71
Glossary..............................   72

--------------------------------------------------------------------------------

                      [This Page Intentionally Left Blank]

Prospectus summary

This is only a summary. You should review the more detailed information contained in this Prospectus and in each Fund's Statement of Additional Information.

THE FUNDS

Each of Eaton Vance Insured Municipal Bond Fund II ("National Fund"), Eaton Vance Insured California Municipal Bond Fund II ("California Fund"), Eaton Vance Insured Florida Municipal Bond Fund ("Florida Fund"), Eaton Vance Insured Massachusetts Municipal Bond Fund ("Massachusetts Fund"), Eaton Vance Insured Michigan Municipal Bond Fund ("Michigan Fund"), Eaton Vance Insured New Jersey Municipal Bond Fund ("New Jersey Fund"), Eaton Vance Insured New York Municipal Bond Fund II ("New York Fund"), Eaton Vance Insured Ohio Municipal Bond Fund ("Ohio Fund"), and Eaton Vance Insured Pennsylvania Municipal Bond Fund ("Pennsylvania Fund") (each a "Fund" and together the "Funds") is a recently organized, non-diversified, closed-end management investment company. Each of the Funds was organized as a Massachusetts business trust on October 3, 2002. Each Fund has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund's principal office is located at The Eaton Vance Building, 255 State Street, Boston, MA 02109, and its telephone number is 1-800-225-6265. Each Fund commenced operations on November 29, 2002 upon the closing of an initial public offering of its common shares of beneficial interest, par value $0.01 per share ("Common Shares"). The Common Shares of each Fund are traded on the American Stock Exchange ("AMEX") under the following symbols: EIV for the National Fund, EIA for the California Fund, EIF for the Florida Fund, MAB for the Massachusetts Fund, MIW for the Michigan Fund, EMJ for the New Jersey Fund, NYH for the New York Fund, EIO for the Ohio Fund and EIP for the Pennsylvania Fund. In connection with the initial public offering of each Fund's Common Shares, the underwriters were granted an option to purchase additional shares to cover over-allotments.

The Trustees of each Fund have determined that for cost savings and other reasons it is appropriate for the Funds to employ this combined Prospectus with respect to the offering of the APS. However, each Fund offers only its own shares of beneficial interest, including the APS. All statements made in this Prospectus by a Fund are intended to apply only with respect to that Fund and its APS offered hereby. In approving the use of this combined Prospectus, the Trustees of each Fund considered the possibility that a Fund might nevertheless become liable for a misstatement or omission in the Prospectus regarding another Fund.

Certain of the capitalized terms used in this Prospectus are defined in the Glossary that appears at the end of this Prospectus.

THE OFFERING

Each of the Funds is offering, pursuant to this Prospectus, preferred shares of beneficial interest, par value $0.01 per share, which have been designated Auction Preferred Shares for each of the California Fund, the Florida Fund, the Massachusetts Fund, the Michigan Fund, the New Jersey Fund, the New York Fund, the Ohio Fund and the Pennsylvania Fund and Series A and Series B for the National Fund (collectively, the "APS"). See "The Funds." Issuance of the APS represents the leveraging financing contemplated in connection with the offering of the Common Shares of each Fund.

Each Fund is offering an aggregate of the following number of APS of each Series at a purchase price of $25,000 per share plus accumulated dividends, if any, from the Date of Original Issue:

National Fund                                     Michigan Fund........................    540
  Series A--.........................  1,750      New Jersey Fund......................    900
  Series B--.........................  1,750      New York Fund........................    900
California Fund......................  1,350      Ohio Fund............................    875
Florida Fund.........................   900       Pennsylvania Fund....................   1,040
Massachusetts Fund...................   620

The APS are being offered through UBS Warburg LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, A.G. Edwards & Sons, Inc., and Prudential Securities Incorporated (collectively, the "Underwriters"). See "Underwriting".

INVESTMENT OBJECTIVES AND POLICIES

Each Fund's investment objective is to provide current income exempt from federal income tax, including alternative minimum tax, and, in the case of the California Fund, the Florida Fund, the Massachusetts Fund, the Michigan Fund, the New Jersey Fund, the New York Fund, the Ohio Fund and the Pennsylvania Fund, the particular state and local income taxes set forth below ("state taxes"):

California Fund........  California State          New Jersey         New Jersey Gross Income
                         Personal Income Tax       Fund.............  Tax
Florida Fund...........  Florida Intangibles Tax   New York Fund....  New York State and New
                                                                      York City Personal
                                                                      Income Taxes
Massachusetts Fund.....  Massachusetts State       Ohio Fund........  Ohio State Personal
                         Personal Income Tax                          Income Tax
Michigan Fund..........  Michigan State and City   Pennsylvania       Pennsylvania State and
                         Income and Single         Fund.............  Local Income Taxes and
                         Business Taxes                               Pennsylvania Personal
                                                                      Property Tax

Securities will be purchased and sold in an effort to maintain a competitive yield and to enhance return based upon the relative value of the securities available in the marketplace. There is no assurance that a Fund will achieve its investment objective.

During normal market conditions, at least 80% of each Fund's net assets will be invested in municipal obligations, the interest on which is exempt from federal income tax, including alternative minimum tax, and, in the case of the California Fund, the Florida Fund, the Massachusetts Fund, the Michigan Fund, the New Jersey Fund, the New York Fund, the Ohio Fund and the Pennsylvania Fund, applicable state taxes ("municipal obligations" or "municipal bonds"), and that are insured as to principal and interest payments. Such insurance will be from insurers having a claims-paying ability rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch"). This insurance does not protect the market value of such obligations or the net asset value of a Fund. The value of an obligation will be affected by the credit standing of its insurer.

Each Fund primarily invests in high grade municipal obligations. At least 80% of each Fund's net assets will normally be invested in municipal obligations rated in the highest category at the time of investment (which is Aaa by Moody's or AAA by S&P or Fitch or, if unrated, determined to be of comparable quality by the Adviser). Up to 20% of each Fund's net assets may be invested in obligations rated below Aaa or AAA (but not lower than BBB or Baa and, in the case of the California Fund, not lower than A) and comparable unrated obligations. Accordingly, each Fund does not intend to invest any of its assets in obligations rated below investment grade or in comparable unrated obligations. From time to time, each Fund may hold obligations that are unrated but judged to be of comparable quality by the Adviser. Under normal market conditions, each Fund expects to be fully invested (at least 95% of its net assets) in accordance with its investment objective.

A Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

A Fund will not invest in municipal obligations that are collateralized by the proceeds from class action or other litigation against the tobacco industry.

A Fund may invest up to 10% of its total assets in residual interest municipal obligations known as inverse floaters. Compared to similar fixed rate municipal obligations, the value of these obligations will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest municipal obligations will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such obligations are held by a Fund, an increase in short- or long-term market interest rates will adversely affect the income received from such obligations or the net asset value of a Fund's shares. To the extent a Fund has preferred shares outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the Fund's income available for distribution.

Each Fund may purchase and sell various kinds of financial futures contracts and related options, including futures contracts and related options based on various debt securities and securities indices, as well as interest rate swaps and forward rate contracts, to seek to hedge against changes in interest rates or for other risk management purposes. Distributions by a Fund of any income or gains realized on a Fund's transactions in such instruments generally will be taxable. Guidelines of any rating organization that rates any preferred shares issued by a Fund may limit a Fund's ability to engage in such transactions.

INVESTMENT ADVISER AND ADMINISTRATOR

Eaton Vance, an indirect wholly-owned subsidiary of Eaton Vance Corp., is each Fund's investment adviser and administrator. The Adviser and certain of its subsidiaries manage 6 national municipal funds, 49 single state municipal funds, 8 limited maturity municipal funds and 1 money market municipal fund with combined assets of about $10.1 billion as of December 31, 2002. See "Management of the Funds."

RISK FACTORS SUMMARY

Risk is inherent in all investing. Therefore, before investing in a Fund you should consider certain risks carefully. The primary risks of investing in APS are:

+  If an auction fails you may not be able to sell some or all of your APS;

+ Because of the nature of the market for APS, you may receive less than the price you paid for your shares if you sell them outside of the auction, especially when market interest rates are rising;

+  A rating agency could downgrade APS, which could affect liquidity;

+ A Fund may be forced to redeem your APS to meet regulatory or rating agency requirements or may elect to redeem your APS in certain circumstances;

+ In extraordinary circumstances, a Fund may not earn sufficient income from its investments to pay dividends;

+ If long-term interest rates rise, the value of a Fund's investment portfolio will decline, reducing the asset coverage for its APS;

+ If an issuer of a municipal bond in which a Fund invests is downgraded or defaults, there may be a negative impact on the income and/or asset value of the Fund's portfolio;

+ Each Fund is a non-diversified management investment company and therefore may be more susceptible to any single economic, political or regulatory occurrence; and

+ The policies of each of the California, Florida, Massachusetts, Michigan, New Jersey, New York, Ohio and Pennsylvania Funds investing primarily in municipal obligations of issuers located in such Fund's respective state, makes such Funds more susceptible to adverse economic, political or regulatory occurrences affecting those issuers. To the extent that a particular industry sector represents a larger portion of a state's total economy, the greater the impact that a downturn in such sector is likely to have on the state's economy.

For additional general risks of investing in APS of the Funds, see "Investment objectives, policies and risks--Risk considerations."

TRADING MARKET

APS are not listed on an exchange. Instead, you may buy or sell APS at an auction that normally is held weekly by submitting orders to a broker-dealer that has entered into an agreement with the auction agent and each Fund (a "Broker-Dealer"), or to a broker-dealer that has entered into a separate agreement with a Broker-Dealer. In addition to the auctions, Broker-Dealers and other broker-dealers may maintain a secondary trading market in APS outside of auctions, but may discontinue this activity at any time. There is no assurance that a secondary market will provide shareholders with liquidity. You may transfer APS outside of auctions only to or through a Broker-Dealer, or a broker-dealer that has entered into a separate agreement with a Broker-Dealer.

The table below shows the first auction date for each series of APS of each Fund and the day on which each subsequent auction will normally be held for each such series. The first auction date for each series of APS of each Fund will be the business day before the dividend payment date for the initial dividend period for each such series. The start date for subsequent dividend periods normally will be the business day following the auction date unless the then-current dividend period is a special dividend period, or the day that normally would be the auction date or the first day of the subsequent dividend period is not a business day.

                                                        FIRST AUCTION DATE(1)   SUBSEQUENT AUCTION(1)
-----------------------------------------------------------------------------------------------------
National Fund
  Series A............................................          January 29              February 5
  Series B............................................     January 9, 2004        To be determined
California Fund.......................................          January 29              February 5
Florida Fund..........................................          January 27              February 3
Massachusetts Fund....................................          January 30              February 6
Michigan Fund.........................................          January 28              February 4
New Jersey Fund.......................................          January 27              February 3
New York Fund.........................................          January 28              February 4
Ohio Fund.............................................          January 31              February 7
Pennsylvania Fund.....................................          January 30              February 6

---------------

(1) All dates are 2003 except for Series B of the National Fund which will have an Initial Dividend Period of 360 days ending January 11, 2004.

DIVIDENDS AND DIVIDEND PERIODS

The table on the next page shows the dividend rate for the initial dividend period of the APS offered in this Prospectus. For subsequent dividend periods, APS shares will pay dividends based on a rate set at auctions, normally held weekly. In most instances dividends are also paid weekly, on the day following the end of the dividend period. The rate set at auction will not exceed the Maximum Rate. See "The Auction--Auction procedures."

Finally the table below shows the numbers of days of the initial dividend period for the APS. Subsequent dividend periods generally will be 7 days. The dividend payment date for special dividend periods of more than 28 days will be set out in the notice designating a special dividend period. See "Description of APS--Dividends and dividend periods."

                                                                                         NUMBER OF
                                       DATE OF                                             DAYS OF
                        INITIAL   ACCUMULATION     DIVIDEND PAYMENT         SUBSEQUENT     INITIAL
                       DIVIDEND     OF INITIAL     DATE FOR INITIAL   DIVIDEND PAYMENT    DIVIDEND
                           RATE        RATE(1)   DIVIDEND PERIOD(1)               DATE      PERIOD
--------------------------------------------------------------------------------------------------
National Fund
  Series A...........             January 17            January 30          February 6          13
  Series B...........             January 17      January 12, 2004    To be determined         360
California Fund......             January 17            January 30          February 6          13
Florida Fund.........             January 17            January 28          February 4          11
Massachusetts Fund...             January 17            January 31          February 7          14
Michigan Fund........             January 17            January 29          February 5          12
New Jersey Fund......             January 17            January 28          February 4          11
New York Fund........             January 17            January 29          February 5          12
Ohio Fund............             January 17            February 3         February 10          17
Pennsylvania Fund....             January 17            January 31          February 7          14

---------------

(1) All dates are 2003 except for Series B of the National Fund which will have an Initial Dividend Period of 360 days ending January 11, 2004.

TAXATION

Because under normal circumstances each Fund will invest substantially all of its assets in municipal bonds that pay interest exempt from federal income tax, including alternative minimum tax, and, in the cases of the California Fund, the Florida Fund, the Massachusetts Fund, the Michigan Fund, the New Jersey Fund, the New York Fund, the Ohio Fund and the Pennsylvania Fund, applicable state taxes, the income you receive will ordinarily be similarly exempt. To the extent that the California Fund, the Florida Fund, the Massachusetts Fund, the Michigan Fund, the New Jersey, the New York Fund, the Ohio Fund or the Pennsylvania Fund invests in obligations of issuers not located in those respective states, your income from such Funds may be subject to applicable state taxes. Taxable income or gain earned by a Fund will be allocated proportionately to holders of APS and Common Shares, based on the percentage of total dividends paid to each class for that year. Accordingly, certain specified APS dividends may be subject to regular federal income tax on income or gains attributed to a Fund. Each Fund intends to notify shareholders, before any applicable auction for a dividend period of 28 days or less, of the amount of any taxable income and gain for regular federal income tax purposes only, to be paid for the period relating to that auction. For longer periods, a Fund may notify shareholders. In certain circumstances, a Fund will make shareholders whole for taxes owing on dividends paid to shareholders that include taxable income and gains. See "Description of APS--Dividends and dividend periods--Additional dividends" and "Taxes."

REDEMPTION

Although each Fund will not ordinarily redeem APS, it may be required to redeem APS if, for example, the Fund does not meet an asset coverage ratio required by law or in order to correct a failure to meet a rating agency guideline in a timely manner. See "Description of APS--Redemption--Mandatory redemption." A Fund voluntarily may redeem APS in certain circumstances. See "Description of APS--Redemption--Optional redemption."

LIQUIDATION PREFERENCE

The liquidation preference of the APS of each series is $25,000 per share, plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared). See "Description of APS--Liquidation rights." In addition, holders of APS may be entitled to receive Additional Dividends in the event of the liquidation of a Fund, as provided herein. See "Description of APS--Dividends and dividend periods--Additional dividends" and "Liquidation rights."

RATING

Shares of APS of each Fund will be issued with a credit quality rating of AAA from S&P. Each Fund may at some future time look to have its APS rated by an additional or a substitute rating agency. Because each Fund is required to maintain at least one rating, it must own portfolio securities of sufficient value with adequate credit quality to meet the rating agency's guidelines. See "Description of APS--Rating agency guidelines and asset coverage."

VOTING RIGHTS

The 1940 Act requires that the holders of APS and any other preferred shares of a Fund, voting as a separate class, have the right to elect at least two Trustees of that Fund at all times and to elect a majority of the Trustees at any time when two years' dividends on the APS or any other preferred shares are unpaid. The holders of APS and any other preferred shares of a Fund will vote as a separate class on certain other matters as required under each Fund's Agreement and Declaration of Trust ("Declaration of Trust") and the 1940 Act. See "Description of APS--Voting rights" and "Certain provisions of the Declarations of Trust."

--------------------------------------------------------------------------------

Financial highlights

Information contained in the tables below under the headings "Per share operating performance" and "Ratios/Supplemental data" shows the unaudited operating performance of each Fund from the commencement of the Fund's investment operations on November 25, 2002 until December 31, 2002. Since each Fund commenced operations on November 25, 2002, the tables cover approximately five weeks of operations, during which a substantial portion of the Funds' assets were invested in high-quality, short-term municipal debt securities. Accordingly, the information presented may not provide a meaningful picture of each Fund's operating performance.

                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                        FINANCIAL STATEMENTS (UNAUDITED)
                              FINANCIAL HIGHLIGHTS
                            AS OF DECEMBER 31, 2002

                                                                PERIOD ENDED
                                                              DECEMBER 31, 2002 (1)(2)
NATIONAL FUND                                                 ----------------- ------
Net asset value -- Beginning of period(3)...................     $    14.325
                                                                 -----------
INCOME (LOSS) FROM OPERATIONS
Net investment income.......................................     $     0.044
Net realized and unrealized gain............................           0.321
                                                                 -----------
Total income from operations................................     $     0.365
                                                                 -----------
Common share offering costs.................................     $    (0.030)
                                                                 -----------
Net asset value -- End of period............................     $    14.660
                                                                 -----------
Market value -- End of period...............................     $    15.010
                                                                 -----------
Total Investment Return on Net Asset Value(4)...............            2.34    %
                                                                 -----------
Total Investment Return on Market Value(4)..................            4.78    %
                                                                 -----------
RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)...................     $   139,340
Ratios (As a percentage of average daily net assets):
  Net expenses..............................................            0.65    %(5)
  Net investment income.....................................            3.40    %(5)
Portfolio Turnover..........................................              26    %
--------------------------------------------------------------------------------------

 + The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such action not been taken, the ratios and net investment income per share would have been as follows:

          Ratios (As a percentage of average daily net
            assets):
            Expenses........................................         0.85 %(5)
            Net investment income...........................         3.20 %(5)
          Net investment income per share...................  $     0.041

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to December 31, 2002.

(2) Computed using average common shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Annualized.

--------------------------------------------------------------------------------
 8

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                        FINANCIAL STATEMENTS (UNAUDITED)
                              FINANCIAL HIGHLIGHTS
                            AS OF DECEMBER 31, 2002

                                                                PERIOD ENDED
                                                              DECEMBER 31, 2002 (1)(2)
CALIFORNIA FUND                                               ----------------- ------
Net asset value -- Beginning of period(3)...................     $    14.325
                                                                 -----------
INCOME (LOSS) FROM OPERATIONS
Net investment income.......................................     $     0.040
Net realized and unrealized gain............................           0.245
                                                                 -----------
Total income from operations................................     $     0.285
                                                                 -----------
Common share offering costs.................................     $    (0.030)
                                                                 -----------
Net asset value -- End of period............................     $    14.580
                                                                 -----------
Market value -- End of period...............................     $    15.000
                                                                 -----------
Total Investment Return on Net Asset Value(4)...............            1.78    %
                                                                 -----------
Total Investment Return on Market Value(4)..................            4.71    %
                                                                 -----------
RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)...................     $    54,043
Ratios (As a percentage of average daily net assets):
  Net expenses..............................................            0.72    %(5)
  Net investment income.....................................            3.15    %(5)
Portfolio Turnover..........................................              24    %
--------------------------------------------------------------------------------------

 + The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

          Ratios (As a percentage of average daily net
            assets):
            Expenses........................................         1.03 %(5)
            Net investment income...........................         2.84 %(5)
          Net investment income per share...................  $     0.036

--------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to December 31, 2002.

(2) Computed using average common shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Annualized.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                        FINANCIAL STATEMENTS (UNAUDITED)
                              FINANCIAL HIGHLIGHTS
                            AS OF DECEMBER 31, 2002

                                                                PERIOD ENDED
                                                              DECEMBER 31, 2002 (1)(2)
FLORIDA FUND                                                  ----------------- ------
Net asset value -- Beginning of period(3)...................     $    14.325
                                                                 -----------
INCOME (LOSS) FROM OPERATIONS
Net investment income.......................................     $     0.032
Net realized and unrealized gain............................           0.273
                                                                 -----------
Total income from operations................................     $     0.305
                                                                 -----------
Common share offering costs.................................     $    (0.030)
                                                                 -----------
Net asset value -- End of period............................     $    14.600
                                                                 -----------
Market value -- End of period...............................     $    15.030
                                                                 -----------
Total Investment Return on Net Asset Value(4)...............            1.92    %
                                                                 -----------
Total Investment Return on Market Value(4)..................            4.92    %
                                                                 -----------
RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)...................     $    35,136
Ratios (As a percentage of average daily net assets):
  Net expenses..............................................            0.77    %(5)
  Net investment income.....................................            2.55    %(5)
Portfolio Turnover..........................................               9    %
--------------------------------------------------------------------------------------

 + The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

          Ratios (As a percentage of average daily net
            assets):
            Expenses........................................         1.17 %(5)
            Net investment income...........................         2.15 %(5)
          Net investment income per share...................  $     0.027

--------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to December 31, 2002.

(2) Computed using average common shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Annualized.

--------------------------------------------------------------------------------
 10

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                        FINANCIAL STATEMENTS (UNAUDITED)
                              FINANCIAL HIGHLIGHTS
                            AS OF DECEMBER 31, 2002

                                                                PERIOD ENDED
                                                              DECEMBER 31, 2002 (1)(2)
MASSACHUSETTS FUND                                            ----------------- ------
Net asset value -- Beginning of period(3)...................     $    14.325
                                                                 -----------
INCOME (LOSS) FROM OPERATIONS
Net investment income.......................................     $     0.035
Net realized and unrealized gain............................           0.230
                                                                 -----------
Total income from operations................................           0.265
                                                                 -----------
Common share offering costs.................................     $    (0.030)
                                                                 -----------
Net asset value -- End of period............................     $    14.560
                                                                 -----------
Market value -- End of period...............................     $    15.280
                                                                 -----------
Total Investment Return on Net Asset Value(4)...............            1.64    %
                                                                 -----------
Total Investment Return on Market Value(4)..................            6.67    %
                                                                 -----------
RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)...................     $    23,750
Ratios (As a percentage of average daily net assets):
  Net expenses..............................................            0.76    %(5)
  Net investment income.....................................            2.78    %(5)
Portfolio Turnover..........................................              28    %
--------------------------------------------------------------------------------------

 + The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

          Ratios (As a percentage of average daily net
            assets):
            Expenses........................................         1.29 %(5)
            Net investment income...........................         2.25 %(5)
          Net investment income per share...................       $0.028

--------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to December 31, 2002.

(2) Computed using average common shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Annualized.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                        FINANCIAL STATEMENTS (UNAUDITED)
                              FINANCIAL HIGHLIGHTS
                            AS OF DECEMBER 31, 2002

                                                                PERIOD ENDED
                                                              DECEMBER 31, 2002 (1)(2)
MICHIGAN FUND                                                 ----------------- ------
Net asset value -- Beginning of period(3)...................     $    14.325
                                                                 -----------
INCOME (LOSS) FROM OPERATIONS
Net investment income.......................................     $     0.035
Net realized and unrealized gain............................           0.200
                                                                 -----------
Total income from operations................................     $     0.235
                                                                 -----------
Common share offering costs.................................     $    (0.030)
                                                                 -----------
Net asset value -- End of period............................     $    14.530
                                                                 -----------
Market value -- End of period...............................     $    15.170
                                                                 -----------
Total Investment Return on Net Asset Value(4)...............            1.43    %
                                                                 -----------
Total Investment Return on Market Value(4)..................            5.90    %
                                                                 -----------
RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)...................     $    20,800
Ratios (As a percentage of average daily net assets):
  Net expenses..............................................            0.66    %(5)
  Net investment income.....................................            2.73    %(5)
Portfolio Turnover..........................................              17    %

--------------------------------------------------------------------------------

 + The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

          Ratios (As a percentage of average daily net
            assets):
            Expenses........................................         1.22 %(5)
            Net investment income...........................         2.17 %(5)
          Net investment income per share...................       $0.028

--------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to December 31, 2002.

(2) Computed using average common shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Annualized.

--------------------------------------------------------------------------------
 12

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                        FINANCIAL STATEMENTS (UNAUDITED)
                              FINANCIAL HIGHLIGHTS
                            AS OF DECEMBER 31, 2002

                                                                PERIOD ENDED
                                                              DECEMBER 31, 2002 (1)(2)
NEW JERSEY FUND                                               ----------------- ------
Net asset value -- Beginning of period(3)...................     $    14.325
                                                                 -----------
INCOME (LOSS) FROM OPERATIONS
Net investment income.......................................     $     0.038
Net realized and unrealized gain............................           0.367
                                                                 -----------
Total income from operations................................     $     0.405
                                                                 -----------
Common share offering costs.................................     $    (0.030)
                                                                 -----------
Net asset value -- End of period............................     $    14.700
                                                                 -----------
Market value -- End of period...............................     $    15.010
                                                                 -----------
Total Investment Return on Net Asset Value(4)...............            2.62    %
                                                                 -----------
Total Investment Return on Market Value(4)..................            4.78    %
                                                                 -----------
RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)...................     $    35,369
Ratios (As a percentage of average daily net assets):
  Net expenses..............................................            0.65    %(5)
  Net investment income.....................................            2.94    %(5)
Portfolio Turnover..........................................              23    %

--------------------------------------------------------------------------------

 + The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

          Ratios (As a percentage of average daily net
            assets):
            Expenses........................................         1.04 %(5)
            Net investment income...........................         2.55 %(5)
          Net investment income per share...................       $0.033

--------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to December 31, 2002.

(2) Computed using average common shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Annualized.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                              FINANCIAL STATEMENTS
                        FINANCIAL HIGHLIGHTS (UNAUDITED)
                            AS OF DECEMBER 31, 2002

                                                                PERIOD ENDED
                                                              DECEMBER 31, 2002 (1)(2)
NEW YORK FUND                                                 ----------------- ------
Net asset value -- Beginning of period(3)...................     $    14.325
                                                                 -----------
INCOME (LOSS) FROM OPERATIONS
Net investment income.......................................     $     0.036
Net realized and unrealized gain............................           0.289
                                                                 -----------
Total income from operations................................     $     0.325
                                                                 -----------
Common Share offering costs.................................     $    (0.030)
                                                                 -----------
Net asset value -- End of period............................     $    14.620
                                                                 -----------
Market value -- End of period...............................     $    15.000
                                                                 -----------
Total Investment Return on Net Asset Value(4)...............            2.06    %
                                                                 -----------
Total Investment Return on Market Value(4)..................            4.71    %
                                                                 -----------
RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)...................     $    36,646
Ratios (As a percentage of average daily net assets):
  Net expenses..............................................            0.70    %(5)
  Net investment income.....................................            2.79    %(5)
Portfolio Turnover..........................................              18    %

--------------------------------------------------------------------------------

 + The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

          Ratios (As a percentage of average daily net
            assets):
            Expenses........................................         1.09 %(5)
            Net investment income...........................         2.40 %(5)
          Net investment income per share...................       $0.031

--------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to December 31, 2002.

(2) Computed using average common shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Annualized.

--------------------------------------------------------------------------------
 14

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                        FINANCIAL STATEMENTS (UNAUDITED)
                              FINANCIAL HIGHLIGHTS
                            AS OF DECEMBER 31, 2002

                                                                PERIOD ENDED
                                                              DECEMBER 31, 2002 (1)(2)
OHIO FUND                                                     ----------------- ------
Net asset value -- Beginning of period(3)...................     $    14.325
                                                                 -----------
INCOME (LOSS) FROM OPERATIONS
Net investment income.......................................     $     0.033
Net realized and unrealized gain............................           0.272
                                                                 -----------
Total income from operations................................     $     0.305
                                                                 -----------
Common share offering costs.................................     $    (0.030)
                                                                 -----------
Net asset value -- End of period............................     $    14.600
                                                                 -----------
Market value -- End of period...............................     $    15.350
                                                                 -----------
Total Investment Return on Net Asset Value(4)...............            1.92    %
                                                                 -----------
Total Investment Return on Market Value(4)..................            7.16    %
                                                                 -----------
RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)...................     $    34,403
Ratios (As a percentage of average daily net assets):
  Net expenses..............................................            0.76    %(5)
  Net investment income.....................................            2.60    %(5)
Portfolio Turnover..........................................               5    %

--------------------------------------------------------------------------------

 + The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

          Ratios (As a percentage of average daily net
            assets):
            Expenses........................................         1.17 %(5)
            Net investment income...........................         2.19 %(5)
          Net investment income per share...................       $0.028

--------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to December 31, 2002.

(2) Computed using average common shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Annualized.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                        FINANCIAL STATEMENTS (UNAUDITED)
                              FINANCIAL HIGHLIGHTS
                            AS OF DECEMBER 31, 2002

                                                                PERIOD ENDED
                                                              DECEMBER 31, 2002 (1)(2)
PENNSYLVANIA FUND                                             ----------------- ------
Net asset value -- Beginning of period(3)...................     $    14.325
                                                                 -----------
INCOME (LOSS) FROM OPERATIONS
Net investment income.......................................     $     0.033
Net realized and unrealized gain............................           0.242
                                                                 -----------
Total income from operations................................     $     0.275
                                                                 -----------
Common share offering costs.................................     $    (0.030)
                                                                 -----------
Net asset value -- End of period............................     $    14.570
                                                                 -----------
Market value -- End of period...............................     $    15.060
                                                                 -----------
Total Investment Return on Net Asset Value(4)...............            1.71    %
                                                                 -----------
Total Investment Return on Market Value(4)..................            5.13    %
                                                                 -----------
RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)...................     $    39,433
Ratios (As a percentage of average daily net assets):
  Net expenses..............................................            0.68    %(5)
  Net investment income.....................................            2.54    %(5)
Portfolio Turnover..........................................              29    %

--------------------------------------------------------------------------------

 + The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

          Ratios (As a percentage of average daily net
            assets):
            Expenses........................................         1.04 %(5)
            Net investment income...........................         2.18 %(5)
          Net investment income per share...................       $0.028

--------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to December 31, 2002.

(2) Computed using average common shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Annualized.

--------------------------------------------------------------------------------
 16

--------------------------------------------------------------------------------

The Funds

Each of Eaton Vance Insured Municipal Bond Fund (the "National Fund"), Eaton Vance Insured California Municipal Bond Fund II (the "California Fund"), Eaton Vance Insured Florida Municipal Bond Fund (the "Florida Fund"), Eaton Vance Insured Massachusetts Municipal Bond Fund (the "Massachusetts Fund"), Eaton Vance Insured Michigan Municipal Bond Fund (the "Michigan Fund"), Eaton Vance Insured New Jersey Municipal Bond Fund (the "New Jersey Fund"), Eaton Vance Insured New York Municipal Bond Fund II (the "New York Fund"), Eaton Vance Insured Ohio Municipal Bond Fund (the "Ohio Fund") and Eaton Vance Insured Pennsylvania Municipal Bond Fund (the "Pennsylvania Fund") (each a "Fund" and together the "Funds") is a non-diversified, closed-end management investment company. Each Fund was organized as a Massachusetts business trust on October 3, 2002. Each Fund has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund's principal office is The Eaton Vance Building, 255 State Street, Boston, MA 02109, and its telephone number is 1-800-225-6265.

Each Fund commenced operations on November 25, 2002 upon the closing of an initial public offering of shares of its common shares of beneficial interest, $0.01 par value (the "Common Shares"). The proceeds of such offerings were as follows after the payment of offering expenses: National Fund--$130,084,500; California Fund--$50,747,250; Florida Fund--$32,878,500; Massachusetts Fund-- $22,157,250; Michigan Fund--$19,298,250; New Jersey Fund--$32,878,500; New York
Fund--$34,308,000; Ohio Fund--$32,163,750; and Pennsylvania Fund--$37,167,000.
In connection with the initial public offering of each Fund's Common Shares, the underwriters were granted an option to purchase, at a price of $14.325 per Common Share, the following amounts of additional Common Shares to cover over-allotments: National Fund--1,365,000; California Fund--532,500; Florida Fund--345,000; Massachusetts Fund--232,500; Michigan Fund--202,500; New Jersey Fund--345,000; New York Fund--360,000; Ohio Fund--337,500; and Pennsylvania Fund--390,000. On December 20, 2002, the underwriters partially exercised the over-allotment with respect to each Fund and purchased the following amounts of Common Shares: National Fund--400,000; California Fund--150,000; Florida Fund--100,000; Massachusetts Fund--75,000; Michigan Fund--75,000; New Jersey Fund--100,000; New York Fund--100,000; Ohio Fund--100,000; and Pennsylvania Fund--100,000. Additionally, on January 10, 2003, the underwriters again partially exercised the over-allotment with respect to each Fund and purchased the following amount of common shares: National Fund--397,891; California Fund--144,565; Florida Fund--135,523; Massachusetts Fund--111,768; Michigan Fund--75,707; New Jersey Fund--146,634; New York Fund--46,647; Ohio Fund--146,446; and Pennsylvania Fund--230,531.

The Trustees of each Fund have determined that for cost savings and other reasons it is appropriate for the Funds to employ this combined Prospectus with respect to the offering of the APS. However, each Fund offers only its own shares of beneficial interest, including the APS. All statements made in this Prospectus by a Fund are intended to apply only with respect to that Fund and its APS offered hereby. In approving the use of this combined Prospectus, the Trustees of each Fund considered the possibility that a Fund might nevertheless become liable for a misstatement or omission in the Prospectus regarding another Fund.

Certain of the capitalized terms used in this Prospectus are defined in the Glossary that appears at the end of this Prospectus.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Use of proceeds

The net proceeds of this offering will be approximately as follows after the payment of the sales load and expected offering costs: National Fund--$86,430,950; California Fund--$33,326,595; Florida Fund--$22,211,730;
Massachusetts Fund--$15,295,814; Michigan Fund--$13,319,837; New Jersey Fund--$22,211,730; New York Fund--$22,211,730; Ohio Fund--$21,594,237; and
Pennsylvania Fund--$25,669,689. See "Underwriting."

Each Fund will invest the net proceeds of the offering in accordance with its investment objective and policies stated below. It is presently anticipated that each Fund will be able to invest substantially all of the net proceeds in municipal obligations that meet those investment objectives and policies during a period estimated not to exceed three months from the completion of the offering of the APS depending on market conditions and the availability of appropriate securities. Pending such investment, it is anticipated that the proceeds will be invested in high quality short-term, tax-exempt securities.

Capitalization

The following table sets forth the unaudited capitalization of each Fund as of December 31, 2002 as if the Common Shares of each Fund purchased by the Underwriters pursuant to their overallotment option ("Overallotment Common Shares") had been issued on that date and as adjusted to give effect to the issuance of the APS offered hereby.

                       NATIONAL FUND                             ACTUAL      AS ADJUSTED
-----------------------------------------------------------------------------------------
                                                              (unaudited)    (unaudited)
Preferred shares, par value, $0.01 per share (no shares
  issued; 3,500, as adjusted, at $25,000 per share
  liquidation preference)...................................  $         --   $ 87,500,000
                                                              ============   ============
SHAREHOLDERS' EQUITY:
Common Shares, par value, $0.01 per share (9,904,558 shares
  issued and outstanding)...................................  $     99,046   $     99,046
Capital in excess of par value attributable to Common
  Shares....................................................   141,491,306    140,422,256
Net undistributed investment income.........................       410,679        410,679
Net accumulated realized gain (loss)........................       191,815        191,815
Net unrealized appreciation on investments..................     2,834,999      2,834,999
                                                              ------------   ------------
Net Assets..................................................  $145,027,845   $143,958,795
                                                              ============   ============

--------------------------------------------------------------------------------
 18

CAPITALIZATION
--------------------------------------------------------------------------------

                      CALIFORNIA FUND                            ACTUAL      AS ADJUSTED
-----------------------------------------------------------------------------------------
                                                              (unaudited)    (unaudited)
Preferred shares, par value, $0.01 per share (no shares
  issued; 1,350, as adjusted, at $25,000 per share
  liquidation preference)...................................  $         --   $ 33,750,000
                                                              ============   ============
SHAREHOLDERS' EQUITY:
Common Shares, par value, $0.01 per share (3,851,232 shares
  issued and outstanding)...................................  $     38,512   $     38,512
Capital in excess of par value attributable to Common
  Shares....................................................    55,019,545     54,596,140
Net undistributed investment income.........................       143,404        143,404
Net accumulated realized gain (loss)........................        81,919         81,919
Net unrealized appreciation on investments..................       826,663        826,663
                                                              ------------   ------------
Net Assets..................................................  $ 56,110,043   $ 55,686,638
                                                              ============   ============

                        FLORIDA FUND                            ACTUAL      AS ADJUSTED
---------------------------------------------------------------------------------------
                                                              (unaudited)   (unaudited)
Preferred shares, par value, $0.01 per share (no shares
  issued; 900, as adjusted, at $25,000 per share liquidation
  preference)...............................................  $        --   $22,500,000
                                                              ===========   ===========
SHAREHOLDERS' EQUITY:
Common Shares, par value, $0.01 per share (2,542,190 shares
  issued and outstanding)...................................  $    25,422   $    25,422
Capital in excess of par value attributable to Common
  Shares....................................................   36,319,879    36,031,609
Net undistributed investment income.........................       75,309        75,309
Net accumulated realized gain (loss)........................       18,998        18,998
Net unrealized appreciation on investments..................      634,025       634,025
                                                              -----------   -----------
Net Assets..................................................  $37,073,633   $36,785,363
                                                              ===========   ===========

                     MASSACHUSETTS FUND                         ACTUAL      AS ADJUSTED
---------------------------------------------------------------------------------------
                                                              (unaudited)   (unaudited)
Preferred shares, par value, $0.01 per share (no shares
  issued; 620, as adjusted, at $25,000 per share liquidation
  preference)...............................................  $        --   $15,500,000
                                                              ===========   ===========
SHAREHOLDERS' EQUITY:
Common Shares, par value, $0.01 per share (1,743,435 shares
  issued and outstanding)...................................  $    17,434   $    17,434
Capital in excess of par value attributable to Common
  Shares....................................................   24,909,665    24,705,479
Net undistributed investment income.........................       55,409        55,409
Net accumulated realized gain (loss)........................       21,305        21,305
Net unrealized appreciation on investments..................      344,039       344,039
                                                              -----------   -----------
Net Assets..................................................  $25,347,852   $25,143,666
                                                              ===========   ===========

--------------------------------------------------------------------------------

CAPITALIZATION
--------------------------------------------------------------------------------

                       MICHIGAN FUND                            ACTUAL      AS ADJUSTED
---------------------------------------------------------------------------------------
                                                              (unaudited)   (unaudited)
Preferred shares, par value, $0.01 per share (no shares
  issued; 540, as adjusted, at $25,000 per share liquidation
  preference)...............................................  $        --   $13,500,000
                                                              ===========   ===========
SHAREHOLDERS' EQUITY:
Common Shares, par value, $0.01 per share (1,507,374 shares
  issued and outstanding)...................................  $    15,074   $    15,074
Capital in excess of par value attributable to Common
  Shares....................................................   21,537,533    21,357,370
Net undistributed investment income.........................       48,946        48,946
Net accumulated realized gain (loss)........................       17,940        17,940
Net unrealized appreciation on investments..................      263,213       263,213
                                                              -----------   -----------
Net Assets..................................................  $21,882,706   $21,702,543
                                                              ===========   ===========

                      NEW JERSEY FUND                           ACTUAL      AS ADJUSTED
---------------------------------------------------------------------------------------
                                                              (unaudited)   (unaudited)
Preferred shares, par value, $0.01 per share (no shares
  issued; 900, as adjusted, at $25,000 per share liquidation
  preference)...............................................  $        --   $22,500,000
                                                              ===========   ===========
SHAREHOLDERS' EQUITY:
Common Shares, par value, $0.01 per share (2,553,301 shares
  issued and outstanding)...................................  $    25,533   $    25,533
Capital in excess of par value attributable to Common
  Shares....................................................   36,478,600    36,190,330
Net undistributed investment income.........................       89,854        89,854
Net accumulated realized gain (loss)........................       35,768        35,768
Net unrealized appreciation on investments..................      835,178       835,178
                                                              -----------   -----------
Net Assets..................................................  $37,464,933   $37,176,663
                                                              ===========   ===========

                       NEW YORK FUND                            ACTUAL      AS ADJUSTED
---------------------------------------------------------------------------------------
                                                              (unaudited)   (unaudited)
Preferred shares, par value, $0.01 per share (no shares
  issued; 900, as adjusted, at $25,000 per share liquidation
  preference)...............................................  $        --   $22,500,000
                                                              ===========   ===========
SHAREHOLDERS' EQUITY:
Common Shares, par value, $0.01 per share (2,553,314 shares
  issued and outstanding)...................................  $    25,533   $    25,533
Capital in excess of par value attributable to Common
  Shares....................................................   36,478,786    36,190,516
Net undistributed investment income.........................       88,813        88,813
Net accumulated realized gain (loss)........................       22,040        22,040
Net unrealized appreciation on investments..................      697,216       697,216
                                                              -----------   -----------
Net Assets..................................................  $37,312,388   $37,024,118
                                                              ===========   ===========

--------------------------------------------------------------------------------
 20

CAPITALIZATION
--------------------------------------------------------------------------------

                         OHIO FUND                              ACTUAL      AS ADJUSTED
---------------------------------------------------------------------------------------
                                                              (unaudited)   (unaudited)
Preferred shares, par value, $0.01 per share (no shares
  issued; 875, as adjusted, at $25,000 per share liquidation
  preference)...............................................  $        --   $21,875,000
                                                              ===========   ===========
SHAREHOLDERS' EQUITY:
Common Shares, par value, $0.01 per share (2,503,113 shares
  issued and outstanding)...................................  $    25,031   $    25,031
Capital in excess of par value attributable to Common
  Shares....................................................   35,761,665    35,480,902
Net undistributed investment income.........................       75,339        75,339
Net accumulated realized gain (loss)........................        2,880         2,880
Net unrealized appreciation on investments..................      631,099       631,099
                                                              -----------   -----------
Net Assets..................................................  $36,496,014   $36,215,251
                                                              ===========   ===========

                     PENNSYLVANIA FUND                          ACTUAL      AS ADJUSTED
---------------------------------------------------------------------------------------
                                                              (unaudited)   (unaudited)
Preferred shares, par value, $0.01 per share (no shares
  issued; 1,040, as adjusted, at $25,000 per share
  liquidation preference)...................................  $        --   $26,000,000
                                                              ===========   ===========
SHAREHOLDERS' EQUITY:
Common Shares, par value, $0.01 per share (2,937,198 shares
  issued and outstanding)...................................  $    29,372   $    29,372
Capital in excess of par value attributable to Common
  Shares....................................................   41,962,568    41,632,257
Net undistributed investment income.........................       87,221        87,221
Net accumulated realized gain (loss)........................       23,936        23,936
Net unrealized appreciation on investments..................      625,099       625,099
                                                              -----------   -----------
Net Assets..................................................  $42,728,196   $42,397,885
                                                              ===========   ===========

Portfolio composition

As of December 31, 2002, the following tables indicate the approximate percentage of each Fund's portfolio invested in long-term and short-term municipal obligations. Also included in these tables is other information with respect to the composition of each Fund's investment portfolio as of the same date.

NATIONAL FUND (92.2% long-term; 4.5% short-term)

                                  NUMBER OF
S&P(1)   MOODY'S(1)    FITCH(1)      ISSUES      VALUE       PERCENT
--------------------------------------------------------------------
AAA        Aaa          AAA          26       $110,302,680    74.9%
AA         Aa           AA            4         25,414,851    17.3%
A          A            A             2          6,610,000     4.5%
     Cash......................      --          4,863,784     3.3%
                                     --       ------------   ------
     Total.....................      32       $147,191,315   100.0%
                                     ==       ============   ======

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

CALIFORNIA FUND (99.1% long-term; 0.0% short-term)

                                  NUMBER OF
S&P(1)   MOODY'S(1)    FITCH(1)      ISSUES         VALUE   PERCENT
-------------------------------------------------------------------
AAA        Aaa          AAA          31       $51,890,583    94.5%
AA         Aa           AA            1         2,525,375     4.6%
     Cash......................      --           506,107     0.9%
                                     --       -----------   ------
     Total.....................      32       $54,922,065   100.0%
                                     ==       ===========   ======

FLORIDA FUND (91.8% long-term; 0.0% short-term)

                                  NUMBER OF
S&P(1)   MOODY'S(1)    FITCH(1)      ISSUES         VALUE   PERCENT
-------------------------------------------------------------------
AAA        Aaa          AAA          27       $29,140,926    80.3%
AA         Aa           AA            1         1,524,915     4.2%
A          A            A             2         2,649,198     7.3%
     Cash......................      --         2,955,820     8.1%
                                     --       -----------   ------
     Total.....................      30       $36,270,859   100.0%
                                     ==       ===========   ======

MASSACHUSETTS FUND (91.5% long-term; 8.5% short-term)

                                  NUMBER OF
S&P(1)   MOODY'S(1)    FITCH(1)      ISSUES         VALUE   PERCENT
-------------------------------------------------------------------
AAA        Aaa          AAA          18       $18,432,545    78.3%
AA         Aa           AA            4         3,094,315    13.1%
A          A            A             1         1,000,000     4.2%
BBB        Baa          BBB           1         1,004,520     4.3%
     Cash......................      --                --     0.0%
                                     --       -----------   ------
     Total.....................      24       $23,531,380   100.0%
                                     ==       ===========   ======

MICHIGAN FUND (87.8% long-term; 0.0% short-term)

                                  NUMBER OF
S&P(1)   MOODY'S(1)    FITCH(1)      ISSUES         VALUE   PERCENT
-------------------------------------------------------------------
AAA        Aaa          AAA          18       $15,339,367    74.3%
AA         Aa           AA            1         1,009,130     4.9%
A          A            A             2         1,766,675     8.6%
     Cash......................      --         2,540,238    12.3%
                                     --       -----------   ------
     Total.....................      21       $20,655,410   100.0%
                                     ==       ===========   ======

--------------------------------------------------------------------------------
 22

PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

NEW JERSEY FUND (94.9% long-term; 0.0% short-term)

                                  NUMBER OF
S&P(1)   MOODY'S(1)    FITCH(1)      ISSUES         VALUE   PERCENT
-------------------------------------------------------------------
AAA        Aaa          AAA          21       $30,000,990    85.6%
AA         Aa           AA            1         1,252,500     3.6%
A          A            A             1         2,007,000     5.7%
     Cash......................      --         1,778,929     5.1%
                                     --       -----------   ------
     Total.....................      23       $35,039,419   100.0%
                                     ==       ===========   ======

NEW YORK FUND (96.9% long-term; 0.0% short-term)

                                  NUMBER OF
S&P(1)   MOODY'S(1)    FITCH(1)      ISSUES         VALUE   PERCENT
-------------------------------------------------------------------
AAA        Aaa          AAA          22       $28,702,190    79.3%
AA         Aa           AA            2         4,779,838    13.2%
A          A            A             1         1,608,960     4.4%
     Cash......................      --         1,119,416     3.1%
                                     --       -----------   ------
     Total.....................      25       $36,210,404   100.0%
                                     ==       ===========   ======

OHIO FUND (86.6% long-term; 0.0% short-term)

                                  NUMBER OF
S&P(1)   MOODY'S(1)    FITCH(1)      ISSUES         VALUE   PERCENT
-------------------------------------------------------------------
AAA        Aaa          AAA          20       $30,345,056    85.2%
AA         Aa           AA            1           514,360     1.4%
     Cash......................      --         4,741,702    13.3%
                                     --       -----------   ------
     Total.....................      21       $35,601,118   100.0%
                                     ==       ===========   ======

PENNSYLVANIA FUND (83.5% long-term; 0.0% short-term)

                                  NUMBER OF
S&P(1)   MOODY'S(1)    FITCH(1)      ISSUES         VALUE   PERCENT
-------------------------------------------------------------------
AAA        Aaa          AAA          22       $31,536,440    80.6%
A          A            A             1           778,297     2.0%
BBB        Baa          BBB           1           349,720     0.9%
     Cash......................      --         6,442,900    16.5%
                                     --       -----------   ------
     Total.....................      24       $39,107,357   100.0%
                                     ==       ===========   ======

------------
(1) Ratings: Using the higher of S&P's, Moody's or Fitch's ratings on a Fund's municipal obligation. S&P and Fitch rating categories may be modified further by a plus (+) or minus (-) in AA, A, BBB, BB, B and C ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A, Baa, Ba and B ratings.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investment objectives, policies and risks

INVESTMENT OBJECTIVES

Each Fund's investment objective is to provide current income exempt from federal income tax, including alternative minimum tax, and, in the cases of the California Fund, the Florida Fund, the Massachusetts Fund, the Michigan Fund, the New Jersey Fund, the New York Fund, the Ohio Fund and the Pennsylvania Fund, the particular state and local income taxes set forth below ("state taxes"):

            California Fund            California State Personal Income Tax
            Florida Fund               Florida Intangibles Tax
            Massachusetts Fund         Massachusetts State Personal Income Tax
            Michigan Fund              Michigan State and City Income and Single Business
                                       Taxes
            New Jersey Fund            New Jersey State Gross Income Tax
            New York Fund              New York State and New York City Personal Income Taxes
            Ohio Fund                  Ohio State Personal Income Tax
            Pennsylvania Fund          Pennsylvania State and Local Income Taxes and
                                       Pennsylvania Personal Property Tax

This income will be earned by investing primarily in high grade municipal obligations (as defined below) that are insured as to the timely payment of principal and interest. Securities will be purchased and sold in an effort to maintain a competitive yield and to enhance return based upon the relative value of the securities available in the marketplace. Investments are based on Eaton Vance's research and ongoing credit analysis, the underlying materials for which are generally not available to individual investors.

Eaton Vance seeks to find municipal obligations of high quality that have been undervalued in the marketplace. Eaton Vance's team of research analysts, traders and portfolio managers are devoted exclusively to analyzing municipal securities. The team's goal is to find municipal bonds of high quality that have been undervalued in the marketplace due to differing dynamics in individual sectors of the municipal bond market, municipal bond supply, and the structure of individual bonds, especially in regard to maturities, coupons, and call dates. Eaton Vance's team of professionals monitors historical and current yield spreads to find relative value in the marketplace. This research capability is key to identifying trends that impact the yield-spread relationship of all bonds, including those in the insured sector.

PRIMARY INVESTMENT POLICIES

GENERAL COMPOSITION OF EACH FUND
During normal market conditions, at least 80% of each Fund's net assets will be invested in municipal obligations, the interest on which is exempt from federal income tax, including alternative minimum tax, and, in the cases of the California Fund, the Florida Fund, the Massachusetts Fund, the Michigan Fund, the New Jersey Fund, the New York Fund, the Ohio Fund and the Pennsylvania Fund, applicable state taxes ("municipal obligations" or "municipal bonds") and that are insured as to principal and interest payments. Such insurance will be from insurers having a claims-paying ability rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch"). This insurance does not protect the market value of such obligations or the net asset value of a Fund. The value of an insured municipal obligation will be affected by the credit standing of its insurer.

Each Fund primarily invests in high grade municipal obligations. At least 80% of each Fund's net assets will normally be invested in municipal obligations rated in the highest category at the time of

--------------------------------------------------------------------------------
 24

INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

investment (which is Aaa by Moody's or AAA by S&P or Fitch or, if unrated, determined to be of comparable quality by the Adviser). Up to 20% of each Fund's net assets may be invested in obligations rated below Aaa or AAA (but not lower than BBB or Baa and, in the case of the California Fund, not lower than A) and comparable unrated obligations. Accordingly, each Fund does not intend to invest any of its assets in obligations rated below investment grade or in comparable unrated obligations. From time to time, each Fund may hold obligations that are unrated but judged to be of comparable quality by the Adviser. Under normal market conditions, each Fund expects to be fully invested (at least 95% of its net assets) in accordance with its investment objective.

The foregoing credit quality policies apply only at the time a security is purchased, and each Fund is not required to dispose of a security in the event that a rating agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment. In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.

Each Fund has adopted certain fundamental investment restrictions set forth in its respective Statement of Additional Information, which may not be changed without a shareholder vote. Except for such restrictions and the 80% requirement pertaining to investment in municipal and insured municipal obligations set forth above, the investment objective and policies of each Fund may be changed by the Board of Trustees (the "Board") without shareholder action.

A Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

A Fund will not invest in municipal obligations that are collateralized by the proceeds from class action or other litigation against the tobacco industry.

MUNICIPAL OBLIGATIONS
Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of issuer's counsel (or on the basis of other reliable authority), exempt from federal income tax. The municipal obligations in which the California Fund, the Florida Fund, the Massachusetts Fund, the Michigan Fund, the New Jersey Fund, the New York Fund, the Ohio Fund and the Pennsylvania Fund will invest are generally issued by municipal issuers in those respective states and pay interest that is, in the opinion of issuer's counsel (or on the basis of other reliable authority), exempt from applicable state taxes, in addition to federal income tax, including alternative minimum tax. Each Fund may also invest in municipal obligations issued by United States territories (such as Puerto Rico or Guam) the interest on which is exempt from federal income tax and, in the cases of the California Fund, the Florida Fund, the Massachusetts Fund, the Michigan Fund, the New Jersey Fund, the New York Fund, the Ohio Fund and the Pennsylvania Fund, applicable state taxes.

Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds that are subject to annual appropriations by a state's legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

A Fund may invest up to 10% of its total assets in residual interest municipal obligations knows as inverse floaters. Compared to similar fixed rate municipal obligations, the value of these obligations will fluctuate to a greater extent in response to changes in prevailing long-term interest rates.

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Moreover, the income earned on residual interest municipal obligations will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such obligations are held by a Fund, an increase in short- or long-term market interest rates will adversely affect the income received from such obligations or the net asset value of a Fund's shares. To the extent a Fund has preferred shares outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the Fund income available for distribution.

Some of the securities in which each Fund invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. A Fund is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and such Fund is required to distribute substantially all of its income for each taxable year. Thus, a Fund may have to sell other investments to obtain cash needed to make income distributions.

MUNICIPAL OBLIGATION INSURANCE GENERALLY
Insured municipal obligations held by each Fund will be insured as to their scheduled payment of principal and interest under (i) an insurance policy obtained by the issuer or underwriter of the Fund municipal obligation at the time of its original issuance ("Original Issue Insurance"), (ii) an insurance policy obtained by the Fund or a third party subsequent to the Fund municipal obligation's original issuance ("Secondary Market Insurance"), or (iii) another municipal insurance policy purchased by the Fund ("Portfolio Insurance"). This insurance does not protect the market value of such obligations or the net asset value of a Fund. Each Fund expects initially to emphasize investments in municipal bonds insured under bond-specific insurance policies (i.e., Original Issue or Secondary Market Insurance). Each Fund may obtain Portfolio Insurance from the insurers described in Appendix D to the Statement of Additional Information. Each Fund, as a non-fundamental policy that can be changed by the Fund's Board, will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated "Aaa" by Moody's or "AAA" by S&P or Fitch. There is no limit on the percentage of each Fund's assets that may be invested in municipal bonds insured by any one insurer.

Municipal bonds covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of "Aaa" or "AAA", as the case may be, by virtue of the rating of the "Aaa" or "AAA" claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way of contrast, the ratings, if any, assigned to municipal bonds insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuer, without regard to the insurance feature, and generally will carry a rating that is below "Aaa" or "AAA." While in the portfolio of a Fund, however, a municipal bond backed by Portfolio Insurance will effectively be of the same credit quality as a municipal bond issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

Each Fund's policy of investing in municipal bonds insured by insurers whose claims-paying ability is rated "Aaa" or "AAA" applies only at the time of purchase of a security, and the Fund will not be required to dispose of the securities in the event Moody's, S&P or Fitch, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer or withdraws its assessment. In this connection, it should be noted that in the event Moody's, S&P or Fitch (or all of them) should downgrade its assessment of the claims-paying ability of a particular insurer, it (or they) could also be expected to downgrade the ratings assigned to municipal bonds insured by such insurer, and municipal bonds insured under Portfolio Insurance issued by such insurer also would be of reduced quality in the portfolio of the

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Fund. Moody's, S&P and Fitch continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade or withdraw their assessments subsequent to the time the Fund purchases securities.

The value of municipal bonds covered by Portfolio Insurance that are in default or in significant risk of default will be determined by separately establishing a value for the municipal bond and a value for the Portfolio Insurance.

ORIGINAL ISSUE INSURANCE
Original Issue Insurance is purchased with respect to a particular issue of municipal bonds by the issuer thereof or a third party in conjunction with the original issuance of such municipal bonds. Under this insurance, the insurer unconditionally guarantees to the holder of the municipal bond the timely payment of principal and interest on such obligations when and as these payments become due but not paid by the issuer, except that in the event of the acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in the amounts and at the times as payment of principal would have been due had there not been any acceleration. The insurer is responsible for these payments less any amounts received by the holder from any trustee for the municipal bond issuer or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control municipal bonds), the value of a Fund's shares, the market value of municipal bonds, or payments of any tender purchase price upon the tender of the municipal bonds. Original Issue Insurance also does not insure against nonpayment of principal or interest on municipal bonds resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for these bonds.

Original Issue Insurance remains in effect as long as the municipal bonds it covers remain outstanding and the insurer remains in business, regardless of whether a Fund ultimately disposes of these municipal bonds. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the municipal bonds so insured, but the exact effect, if any, of this insurance on the market value cannot be estimated.

SECONDARY MARKET INSURANCE
Subsequent to the time of original issuance of a municipal bond, each Fund or a third party may, upon the payment of a single premium, purchase insurance on that security. Secondary Market Insurance generally provides the same type of coverage as Original Issue Insurance and, as with Original Issue Insurance, Secondary Market Insurance remains in effect as long as the municipal bonds it covers remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of these municipal bonds.

One of the purposes of acquiring Secondary Market Insurance with respect to a particular municipal bond would be to enable a Fund to enhance the value of the security. A Fund, for example, might seek to purchase a particular municipal bond and obtain Secondary Market Insurance for it if, in the Adviser's opinion, the market value of the security, as insured, less the cost of the Secondary Market Insurance, would exceed the current value of the security without insurance. Similarly, if a Fund owns but wishes to sell a municipal bond that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance for it if, in the Adviser's opinion, the net proceeds of the Fund's sale of the security, as insured, less the cost of the Secondary Market Insurance, would exceed the current value of the security. In determining whether to insure municipal bonds the Fund owns, an insurer will apply its own standards, which correspond generally to the standards the insurer has

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established for determining the insurability of new issues of municipal bonds.
See "Original Issue Insurance" above.

PORTFOLIO INSURANCE
Portfolio Insurance guarantees the payment of principal and interest on specified eligible municipal bonds purchased by a Fund and presently held by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal bonds insured under a Portfolio Insurance policy would generally not be insured under any other policy. A municipal bond is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to holders of Common Shares of a Fund.

If a municipal obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then the security is not required to be additionally insured under any Portfolio Insurance that a Fund may purchase. All premiums respecting municipal bonds covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

Portfolio Insurance policies are effective only as to municipal bonds owned by and held by a Fund, and do not cover municipal bonds for which the contract for purchase fails. A "when-issued" municipal obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" municipal bond.

In determining whether to insure municipal bonds held by each Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of municipal bonds. See "Original Issue Insurance" above.

Each Portfolio Insurance policy will be noncancellable and will remain in effect so long as a Fund is in existence, the municipal bonds covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to a Fund to refuse to insure any additional bonds purchased by the Fund after the effective date of such notice. Each Fund's Board generally will reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

Each Portfolio Insurance policy will terminate as to any municipal bond that has been redeemed from or sold by a Fund on the date of redemption or the settlement date of sale, and an insurer will not have any liability thereafter under a policy for any municipal bond, except that if the redemption date or settlement date occurs after a record date and before the related payment date for any municipal bond, the policy will terminate for that municipal bond on the business day immediately following the payment date. Each policy will terminate as to all municipal bonds covered thereby on the date on which the last of the covered municipal bonds mature, are redeemed or are sold by the Fund.

One or more Portfolio Insurance policies may provide a Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") for a municipal bond that is sold by the Fund. A Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the sale proceeds of the municipal bond. Each Fund expects to exercise the right to obtain Permanent Insurance for a municipal bond only if, in the Adviser's opinion, upon the exercise the net proceeds from the sale of the municipal bond, as insured, would exceed the proceeds from the sale of the security without insurance.

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The Portfolio Insurance premium for each municipal bond is determined based upon the insurability of each security as of the date of purchase and will not be increased or decreased for any change in the security's creditworthiness unless the security is in default as to payment of principal or interest, or both. If such event occurs, the Permanent Insurance premium will be subject to an increase predetermined at the date of the Fund's purchase.

Because each Portfolio Insurance policy will terminate for municipal bonds sold by a Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of the Fund's obligations, whether or not the obligations are in default or in significant risk of default. On the other hand, because Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as the municipal bonds they cover are outstanding, these insurance policies may enhance the marketability of these bonds even when they are in default or in significant risk of default, but the exact effect, if any, on marketability, cannot be estimated. Accordingly, each Fund may determine to retain or, alternatively, to sell municipal bonds covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

Premiums for a Portfolio Insurance policy are paid monthly, and are adjusted for purchases and sales of municipal bonds covered by the policy during the month. The yield on a Fund is reduced to the extent of the insurance premiums it pays. Depending upon the characteristics of the municipal bonds held by a Fund, the annual premium rate for policies of Portfolio Insurance is estimated to range from 12 to 18 basis points of the value of the municipal bonds covered under the policy.

Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund's Common Shares.

OTHER TYPES OF CREDIT SUPPORT
Each Fund may also invest in uninsured municipal obligations that are secured by an escrow or trust account that contains securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, that are backed by the full faith and credit of the United States, and sufficient, in combination with available trustee-held funds, in amount to ensure the payment of interest on and principal of the secured obligation ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, municipal bonds that have been advance refunded where the proceeds of the refunding have been used to buy U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on that municipal bond. Collateralized obligations generally are regarded as having the credit characteristics of the underlying U.S. Government, U.S. Government agency or instrumentality securities. These obligations will not be subject to original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Accordingly, despite the existence of these credit support characteristics, these obligations will not be considered to be insured obligations for purposes of the Fund's policy of investing at least 80% of its net assets in insured obligations. The credit quality of companies that provide such credit enhancements will affect the value of those securities.

ADDITIONAL INVESTMENT PRACTICES

WHEN-ISSUED SECURITIES
Each Fund may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date

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of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than what a Fund agreed to pay for them. A Fund may be required to maintain a segregated account of liquid assets equal to outstanding purchase commitments. Each Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

FUTURES TRANSACTIONS
Each Fund may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in interest rates or for other risk management purposes. Futures contracts may be based on various debt securities and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Fund's initial investment in these contracts. Each Fund will only purchase or sell futures contracts or related options in compliance with the rules of the Commodity Futures Trading Commission. These transactions involve transaction costs. There can be no assurance that Eaton Vance's use of futures will be advantageous to a Fund. Distributions by a Fund of any gains realized on the Fund's transactions in futures and options on futures will be taxable. Rating agency guidelines on the APS to be issued by the Fund limit use of these transactions.

INTEREST RATE SWAPS AND FORWARD RATE CONTRACTS
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Each Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Each Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by a Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of each Fund's obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. Each Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

INVESTMENT COMPANY SECURITIES
Each Fund may purchase common shares of closed-end investment companies that have a similar investment objective and policies to the Fund. In addition to providing tax-exempt income, such securities may provide capital appreciation. Such investments, which may also be leveraged and subject to the same risks as the Fund, will not exceed 10% of total assets, and no such company will be affiliated with Eaton Vance. These companies bear fees and expenses that a Fund will incur indirectly.

MUNICIPAL LEASES
Each Fund may invest in municipal leases and participations therein. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by the state or local government to acquire equipment and facilities.

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RISK CONSIDERATIONS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in APS.

INTEREST RATE RISK
Each Fund issues APS, which pay dividends based on short-term interest rates, and uses the proceeds to buy municipal obligations, which pay interest based on longer-term yields. Longer-term municipal obligation yields are typically, although not always, higher than short-term interest rates. Both long-term and short-term interest rates may fluctuate. If short-term interest rates rise, APS rates may rise such that the amount of dividends paid to APS holders exceeds the income from the portfolio securities purchased with the proceeds from the sale of APS. Because income from each Fund's entire investment portfolio (not just the portion purchased with the proceeds of the APS offering) is available to pay APS dividends, however, APS dividend rates would need to greatly exceed the Fund's net portfolio income before the Fund's ability to pay APS dividends would be jeopardized. If long-term rates rise, the value of each Fund's investment portfolio will decline, reducing the amount of assets serving as asset coverage for the APS.

AUCTION RISK
Holders of APS may not be able to sell APS at an Auction if the auction fails; that is, if there are more APS offered for sale than there are buyers for those APS. Also, if a hold order is placed at an auction (an order to retain APS) only at a specified rate, and that bid rate exceeds the rate set at the Auction, the APS will not be retained. Finally, if you elect to buy or retain APS without specifying a rate below which you would not wish to continue to hold those APS, and the auction sets a below market rate, you may receive a lower rate of return on your APS then the market rate. See "Description of APS" and "The Auction--Auction procedures."

SECONDARY MARKET RISK
It may not be possible to sell APS between auctions or it may only be possible to sell them for a price of less than $25,000 per share plus any accumulated dividends. If a Fund has designated a Special Dividend Period (a dividend period of more than 7 days), changes in interest rates could affect the price of APS sold in the secondary market. The National Fund has elected a Special Dividend Period for its Series B Preferred Shares as its Initial Dividend Period. Broker-dealers may maintain a secondary trading market in the APS outside of Auctions; however, they have no obligation to do so and there can be no assurance that a secondary market for the APS will develop or, if it does develop, that it will provide holders with a liquid trading market (i.e., trading will depend on the presence of willing buyers and sellers and the trading price is subject to variables to be determined at the time of the trade by the broker-dealers). The APS will not be registered on any stock exchange or on any automated quotation system. An increase in the level of interest rates, particularly during any Long Term Dividend Period, likely will have an adverse effect on the secondary market price of the APS, and a selling Shareholder may sell APS between Auctions at a price per share of less than $25,000. Accrued APS dividends, however, should at least partially compensate for the increased market interest rate.

RATINGS AND ASSET COVERAGE RISK
While S&P assigns a rating of "AAA" to the APS, the ratings do not eliminate or necessarily mitigate the risks of investing in APS. A rating agency could downgrade APS, which may make APS less liquid at an Auction or in the secondary market, although the downgrade would probably result in higher dividend rates. If a rating agency downgrades APS of a Fund, the Fund will alter its portfolio or redeem APS. Each Fund may voluntarily redeem APS under certain circumstances. A preferred stock

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rating is an assessment of the capacity and willingness of an issuer to pay preferred stock obligations. The ratings on the Preferred Shares are not recommendations to purchase, hold, or sell those shares, inasmuch as the ratings do not comment as to market price or suitability for a particular investor. The rating agency guidelines described above also do not address the likelihood that an owner of the Preferred Shares will be able to sell such shares in an auction or otherwise. See "Description of APS--Rating agency guidelines and asset coverage" for a description of the asset maintenance tests each Fund must meet.

INCOME RISK
The income investors receive from a Fund is based primarily on the interest it earns from its investments, which can vary widely over the short- and long-term. If long-term interest rates drop, a Fund's income available over time to make dividend payments with respect to APS could drop as well if the Fund purchases securities with lower interest coupons.

CALL AND OTHER REINVESTMENT RISKS
If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, a Fund is likely to replace such called security with a lower yielding security. If that were to happen, it could decrease the Fund's dividends and possibly could affect the market price of Common Shares. Similar risks exist when a Fund invests the proceeds from matured or traded municipal obligations at market interest rates that are below the Fund's current earnings rate.

CREDIT RISK
Credit risk is the risk that one or more municipal obligations in a Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the obligation experiences a decline in its financial status. In general, lower rated municipal bonds carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on a Fund's net asset value or dividends. Securities rated in the fourth highest category are considered investment grade but they also may have some speculative characteristics.

Changes in the credit quality of the issuers of municipal obligations held by a Fund will affect the principal value of (and possibly the income earned on) such obligations. In addition, the value of such securities are affected by changes in general economic conditions and business conditions affecting the relevant economic sectors. Changes by Rating Agencies in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Fund's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

If rating agencies lower their ratings of municipal obligations in a Fund's portfolio, the value of those municipal obligations could decline, which could jeopardize the rating agencies' ratings of the APS. Because the primary source of income for each Fund is the interest and principal payments on the municipal obligations in which it invests, any default by an issuer of a municipal obligation could have a negative impact on a Fund's ability to pay dividends on the APS and could result in the redemption of some or all of the APS.

Each Fund may invest in municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

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STATE CONCENTRATION
The California Fund, the Florida Fund, the Massachusetts Fund, the Michigan Fund, the New Jersey Fund, the New York Fund, the Ohio Fund and the Pennsylvania Fund will invest substantially all of their respective net assets in municipal obligations that are exempt from the taxes of their respective jurisdictions. A Fund is therefore susceptible to political, economic or regulatory factors affecting issuers of those municipal obligations. For a brief summary of some of the general factors that may impact certain issuers of municipal obligations for these jurisdictions, please see Appendix A and each such Fund's Statement of Additional Information.

TERRITORY CONCENTRATION
Each Fund may invest 25% or more of its total assets in municipal obligations of issuers located in the same U.S. territory. This may make a Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular territory.

LIQUIDITY RISK
At times, a portion of each Fund's assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by Eaton Vance and its affiliates, holds a major portion of all of such securities. The secondary market for some municipal obligations is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which each Fund may invest. The Fund has no limitation on the amount of its assets that may be invested in securities which are not readily marketable or are subject to restrictions on resale. In certain situations, a Fund could find it more difficult to sell such securities at desirable times and/or prices. The Fund will not invest more than 15% of its net assets in illiquid securities.

MUNICIPAL BOND MARKET RISK
Investing in the municipal bond market involves certain risks. The amount of public information available about the municipal obligations in each Fund's portfolio is generally less than for corporate equities or bonds, and the investment performance of each Fund may therefore be more dependent on the analytical abilities of Eaton Vance than if the Fund were a stock fund or taxable bond fund.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, each Fund could experience delays in collecting principal and interest to which it is entitled. To enforce its rights in the event of default in the payment of interest or repayment of principal, or both, each Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses. Any income derived from a Fund's ownership or operation of such assets may not be tax-exempt.

MUNICIPAL BOND INSURANCE
In the event Moody's, S&P or Fitch (or all of them) should downgrade its assessment of the claims-paying ability of a particular insurer, it (or they) could also be expected to downgrade the ratings assigned to municipal obligations insured by such insurer, and municipal obligations insured under Portfolio Insurance issued by such insurer also would be of reduced quality in the portfolio of a Fund. See "Investment objectives, policies and risks--Municipal obligation insurance generally" above.

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In addition, to the extent each Fund employs Portfolio Insurance, each Fund may be subject to certain restrictions on investments imposed by guidelines of the insurance companies issuing such Portfolio Insurance. Each Fund does not expect these guidelines to prevent Eaton Vance from managing each Fund's portfolio in accordance with the Fund's investment objective and policies.

INFLATION RISK
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the APS and distributions thereon can decline. In an inflationary period, however, it is expected that, through the Auction process, APS dividend rates would increase, tending to offset the risk.

NON-DIVERSIFICATION
Each Fund has registered as a "non-diversified" investment company under the 1940 Act so that, subject to its investment restrictions and applicable federal income tax diversification requirements, with respect to 50% of its total assets, it will be able to invest more than 5% (but not more than 25%) of the value of its total assets in the obligations of any single issuer. To the extent a Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more susceptible than a more widely diversified investment company to any single corporate, economic, political or regulatory occurrence.

Management of the Funds

BOARDS OF TRUSTEES

The management of each Fund, including general supervision of the duties performed by the Adviser under the Advisory Agreement (as defined below), is the responsibility of each Fund's Board of Trustees under the laws of The Commonwealth of Massachusetts and the 1940 Act.

THE ADVISER

Eaton Vance acts as each Fund's investment adviser under an Investment Advisory Agreement ("Advisory Agreement"). The Adviser's principal office is located at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Eaton Vance, its affiliates and predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931.

Eaton Vance (or its affiliates) currently serves as the investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $56.6 billion as of December 31, 2002. Eaton Vance is an indirect, wholly-owned subsidiary of Eaton Vance Corp., a publicly held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.

Eaton Vance employs 25 personnel in its municipal bond department, including five portfolio managers, three traders and nine credit analysts. Eaton Vance was one of the first advisory firms to manage a registered municipal bond investment company, and has done so continuously since 1978. Eaton Vance and certain of its subsidiaries currently manage 6 national municipal investment companies, 49 single state municipal investment companies, 8 limited maturity municipal investment companies and 1 money market municipal investment company, with assets of about $10.1 billion as of December 31, 2002.

Under the general supervision of each Fund's Board of Trustees, the Adviser will carry out the investment and reinvestment of the assets of each Fund, will furnish continuously an investment program with respect to each Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. The Adviser will furnish to each Fund investment

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MANAGEMENT OF THE FUNDS
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advice and office facilities, equipment and personnel for servicing the investments of the Fund. The Adviser will compensate all Trustees and officers of each Fund who are members of the Adviser's organization and who render investment services to each Fund, and will also compensate all other Adviser personnel who provide research and investment services to each Fund. In return for these services, facilities and payments, each Fund has agreed to pay the Adviser as compensation under the Advisory Agreement a fee in the amount of 0.55% of the average weekly gross assets of each Fund. Gross assets of each Fund shall be calculated by deducting accrued liabilities of each Fund not including the amount of any preferred shares outstanding.

William H. Ahern is the portfolio manager of the Michigan Fund and is responsible for day-to-day management of the Michigan Fund's investments. Mr. Ahern also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years and is Vice President of Eaton Vance.

Cynthia J. Clemson is the portfolio manager of the California Fund, the Florida Fund and the Pennsylvania Fund and is responsible for day-to-day management of the each Fund's investments. Ms. Clemson also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years and is Vice President of Eaton Vance.

Thomas J. Fetter is the portfolio manager of the National Fund, the New York Fund and the Ohio Fund and is responsible for day-to-day management of each Fund's investments. Mr. Fetter also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years and is Vice President of Eaton Vance.

Robert B. MacIntosh is the portfolio manager of the Massachusetts Fund and the New Jersey Fund and is responsible for day-to-day management of each of the Fund's investments. Mr. MacIntosh also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years and is Vice President of Eaton Vance.

Each Fund and the Adviser have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Adviser personnel to invest in securities (including securities that may be purchased or held by a Fund) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Funds. Under the Administration Agreement with each Fund (each an "Administration Agreement"), Eaton Vance is responsible for managing the business affairs of each Fund, subject to the supervision of each Fund's Board of Trustees. Eaton Vance will furnish to each Fund all office facilities, equipment and personnel for administering the affairs of each Fund. Eaton Vance's administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of each Fund's custodian and transfer agent, providing assistance in connection with the Trustees' and shareholders' meetings, providing service in connection with any repurchase offers and other administrative services necessary to conduct each Fund's business.

Description of APS

The following is a brief description of the terms of the APS. This description does not purport to be complete and is subject to and qualified in its entirety by reference to each Fund's Declaration of Trust and Amended By-Laws, including the provisions thereof establishing the APS. Each Fund's Declaration of Trust and the form of Amended By-Laws establishing the terms of the APS have been filed as exhibits to or incorporated by reference in the Registration Statement of which this Prospectus is a

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DESCRIPTION OF APS
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part. The Amended By-Laws for each Fund may be found in Appendix E to each
Fund's Statement of Additional Information.

GENERAL

Each Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares, having a par value of $0.01 per share, in one or more series, with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Shareholders. Each Fund's Amended By-Laws currently authorize the number of shares of APS of each series set forth below in "Description of Capital Structure." The APS will have a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared). See "Description of APS--Liquidation Rights."

The APS of each series will rank on parity with shares of any other series of APS and with shares of other series of preferred shares of each Fund, as to the payment of dividends and the distribution of assets upon liquidation. All shares of APS carry one vote per share on all matters on which such shares are entitled to be voted. APS, when issued, will be fully paid and, subject to matters discussed in "Certain provisions of the Declaration of Trust," non-assessable and have no preemptive, conversion or cumulative voting rights. The APS will not be convertible into Common Shares or other capital stock of a Fund, and the holders thereof will have no preemptive, or cumulative voting rights.

DIVIDENDS AND DIVIDEND PERIODS

GENERAL
After the Initial Dividend Period, each Subsequent Dividend period for the APS will generally consist of seven days (a "7-Day Dividend Period"); provided, however, that prior to any Auction, a Fund may elect, subject to certain limitations described herein, upon giving notice to holders thereof, a Special Dividend Period as discussed below. Initially, the National Fund has elected a one year Initial Dividend Period for Series B with an Initial Dividend Payment Date of January 10, 2004. The holders of the APS of a Fund will be entitled to receive, when, as and if declared by that Fund's Board of Trustees, out of funds legally available therefor, cumulative cash dividends on their APS, at the Applicable Rate determined as set forth below under "Determination of Dividend Rate," payable on the dates set forth below. Dividends on the APS of a Fund so declared and payable shall be paid (i) in preference to and in priority over any dividends declared and payable on that Fund's Common Shares and (ii) to the extent permitted under the Code and available, out of the net tax-exempt income earned on that Fund's investments. Dividends on the APS, to the extent that they are derived from municipal obligations, generally will be exempt from federal income tax though some or all of those dividends may be a tax preference item for purposes of the federal alternative minimum tax ("Preference Item"), and relevant state taxes. See "Taxes."

Dividends on the APS will accumulate from the date on which a Fund originally issues the APS (the "Date of Original Issue") and will be payable on the APS on the dates described below. Dividends on the APS with respect to the Initial Dividend Period shall be payable on the Initial Dividend Payment Date. Following the Initial Dividend Payment Date, dividends on the APS will be payable, at the option of each Fund, either (i) with respect to any 7-Day Dividend Period and any Short Term Dividend Period of 28 or fewer days, on the day next succeeding the last day thereof or (ii) with respect to any Short Term Dividend Period of more than 28 days and with respect to any Long Term Dividend Period, monthly on the first Business Day of each calendar month during such Short Term Dividend Period or Long Term Dividend Period and on the day next succeeding the last day thereof (each such date referred to in clause (i) or (ii) being referred to herein as a "Normal Dividend Payment Date"), except that if such Normal Dividend Payment Date is not a Business Day, the Dividend Payment Date shall be the first Business Day next succeeding such Normal Dividend Payment Date. Although any particular Dividend Payment Date may not occur on the originally scheduled date

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DESCRIPTION OF APS
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because of the exceptions discussed above, the next succeeding Dividend Payment
Date, subject to such exceptions, will occur on the next following originally scheduled date. If for any reason a Dividend Payment Date cannot be fixed as described above, then the Board of Trustees shall fix the Dividend Payment Date. The Board of Trustees by resolution prior to authorization of a dividend by the Board of Trustees may change a Dividend Payment Date if such change does not adversely affect the contract rights of the holders of APS set forth in the Amended By-Laws. The Initial Dividend Period, 7-Day Dividend Periods and Special Dividend Periods are hereinafter sometimes referred to as "Dividend Periods." Each dividend payment date determined as provided above is hereinafter referred to as a "Dividend Payment Date."

Prior to each Dividend Payment Date, each Fund is required to deposit with the Auction Agent sufficient funds for the payment of declared dividends. The Funds do not intend to establish any reserves for the payment of dividends.

Each dividend will be paid to the record holder of the APS, which holder is expected to be the nominee of the Securities Depository. See "The Auctions--General--Securities Depository." The Securities Depository will credit the accounts of the Agent Members of the Existing Holders in accordance with the Securities Depository's normal procedures which provide for payment in same-day funds. The Agent Member of an Existing Holder will be responsible for holding or disbursing such payments on the applicable Dividend Payment Date to such Existing Holder in accordance with the instructions of such Existing Holder. Dividends in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the nominee of the Securities Depository. Any dividend payment made on the APS first shall be credited against the earliest declared but unpaid dividends accumulated with respect to such shares.

Holders of the APS will not be entitled to any dividends, whether payable in cash, property or stock, in excess of full cumulative dividends except as described under "Additional Dividends" and "Non-Payment Period; Late Charge" below. No interest will be payable in respect of any dividend payment or payments on the APS which may be in arrears.

The amount of cash dividends per share of APS payable (if declared) on the Initial Dividend Payment Date, each 7-Day Dividend Period and each Dividend Payment Date of each Short Term Dividend Period shall be computed by multiplying the Applicable Rate for such Dividend Period by a fraction, the numerator of which will be the number of days in such Dividend Period or part thereof that such share was outstanding and for which dividends are payable on such Dividend Payment Date and the denominator of which will be 365, multiplying the amount so obtained by $25,000, and rounding the amount so obtained to the nearest cent. During any Long Term Dividend Period, the amount of cash dividends per share of APS payable (if declared) on any Dividend Payment Date shall be computed by multiplying the Applicable Rate for such Dividend Period by a fraction, the numerator of which will be such number of days in such part of such Dividend Period that such share was outstanding and for which dividends are payable on such Dividend Payment Date and the denominator of which will be 360, multiplying the amount so obtained by $25,000, and rounding the amount so obtained to the nearest cent.

NOTIFICATION OF DIVIDEND PERIOD
With respect to each Dividend Period that is a Special Dividend Period, each Fund, at its sole option and to the extent permitted by law, by telephonic and written notice (a "Request for Special Dividend Period") to the Auction Agent and to each Broker-Dealer, may request that the next succeeding Dividend Period for the APS will be a number of days (other than seven), evenly divisible by seven, and not fewer than seven nor more than 364 in the case of a Short Term Dividend Period or one whole year or more but not greater than five years in the case of a Long Term Dividend Period, specified in such notice, provided that a Fund may not give a Request for Special Dividend Period of

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DESCRIPTION OF APS
--------------------------------------------------------------------------------

greater than 28 days (and any such request shall be null and void) unless, for any Auction occurring after the initial Auction, Sufficient Clearing Bids were made in the last occurring Auction and unless full cumulative dividends, any amounts due with respect to redemptions, and any Additional Dividends payable prior to such date have been paid in full. Such Request for Special Dividend Period, in the case of a Short Term Dividend Period, shall be given on or prior to the second Business Day but not more than seven Business Days prior to an Auction Date for the APS and, in the case of a Long Term Dividend Period, shall be given on or prior to the second Business Day but not more than 28 days prior to an Auction Date for the APS. Upon receiving such Request for Special Dividend Period, the Broker-Dealers jointly shall determine whether, given the factors set forth below, it is advisable that a Fund issue a Notice of Special Dividend Period as contemplated by such Request for Special Dividend Period and the Optional Redemption Price of the APS during such Special Dividend Period and the Specific Redemption Provisions and shall give each Fund and the Auction Agent written notice (a "Response") of such determination by no later than the second Business Day prior to such Auction Date. In making such determination, the Broker-Dealers will consider (i) existing short-term and long-term market rates and indices of such short-term and long-term rates, (ii) existing market supply and demand for short-term and long-term securities, (iii) existing yield curves for short-term and long-term securities comparable to the APS, (iv) industry and financial conditions which may affect the APS, (v) the investment objective of a Fund and (vi) the Dividend Periods and dividend rates at which current and potential beneficial holders of the APS would remain or become beneficial holders.

If the Broker-Dealers shall not give a Fund and the Auction Agent a Response by such second Business Day or if the Response states that given the factors set forth above it is not advisable that the Fund give a Notice of Special Dividend Period for the APS, the Fund may not give a Notice of Special Dividend Period in respect of such Request for Special Dividend Period. In the event the Response indicates that it is advisable that a Fund give a Notice of Special Dividend Period for the APS, the Fund, by no later than the second Business Day prior to such Auction Date, may give a notice (a "Notice of Special Dividend Period") to the Auction Agent, the Securities Depository and each Broker-Dealer, which notice will specify (i) the duration of the Special Dividend Period, (ii) the Optional Redemption Price as specified in the related Response and (iii) the Specific Redemption Provisions, if any, as specified in the related Response. Each Fund also shall provide a copy of such Notice of Special Dividend Period to S&P. A Fund shall not give a Notice of Special Dividend Period, and, if such Notice of Special Dividend Period shall have been given already, shall give telephonic and written notice of its revocation (a "Notice of Revocation") to the Auction Agent, each Broker-Dealer, and the Securities Depository on or prior to the Business Day prior to the relevant Auction Date if (x) either the 1940 Act APS Asset Coverage is not satisfied or the Fund shall fail to maintain S&P Eligible Assets with an aggregate Discounted Value at least equal to the APS Basic Maintenance Amount, on each of the two Valuation Dates immediately preceding the Business Day prior to the relevant Auction Date on an actual basis and on a pro forma basis giving effect to the proposed Special Dividend Period (using as a pro forma dividend rate with respect to such Special Dividend Period the dividend rate which the Broker-Dealers shall advise a Fund is an approximately equal rate for securities similar to the APS with an equal dividend period), (y) sufficient funds for the payment of dividends payable on the immediately succeeding Dividend Payment Date have not been irrevocably deposited with the Auction Agent by the close of business on the third Business Day preceding the related Auction Date or (z) the Broker-Dealers jointly advise a Fund that, after consideration of the factors listed above, they have concluded that it is advisable to give a Notice of Revocation. Each Fund also shall provide a copy of such Notice of Revocation to S&P. If a Fund is prohibited from giving a Notice of Special Dividend Period as a result of the factors enumerated in clause (x), (y) or (z) above or if the Fund gives a Notice of Revocation with respect to a Notice of Special Dividend Period, the next succeeding Dividend Period for that series will be a 7-Day Dividend Period. In addition, in the event Sufficient Clearing Bids are not made in any Auction or an Auction is not held for any reason, the next succeeding Dividend

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DESCRIPTION OF APS
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Period will be a 7-Day Dividend Period, and the Fund may not again give a Notice of Special Dividend Period (and any such attempted notice shall be null and void) until Sufficient Clearing Bids have been made in an Auction with respect to a 7-Day Dividend Period.

DETERMINATION OF DIVIDEND RATE
The dividend rate on the APS during the period from and including the Date of Original Issue for the APS to but excluding the Initial Dividend Payment Date for the APS (the "Initial Dividend Period") will be the rate per annum set forth on the inside cover page hereof. Commencing on the Initial Dividend Payment Date for the APS, the Applicable Rate on the APS for each Subsequent Dividend Period, which Subsequent Dividend Period shall be a period commencing on and including a Dividend Payment Date and ending on and including the calendar day prior to the next Dividend Payment Date (or last Dividend Payment Date in a Dividend Period if there is more than one Dividend Payment Date), shall be equal to the rate per annum that results from the Auction with respect to such Subsequent Dividend Period. The Initial Dividend Period and Subsequent Dividend Period for the APS is referred to herein as a "Dividend Period." Cash dividends shall be calculated as set forth above under "Dividends--General."

NON-PAYMENT PERIOD; LATE CHARGE
A Non-Payment Period will commence if a Fund fails to (i) declare, prior to the close of business on the second Business Day preceding any Dividend Payment Date, for payment on or (to the extent permitted as described below) within three Business Days after such Dividend Payment Date to the persons who held such shares as of 12:00 noon, New York City time, on the Business Day preceding such Dividend Payment Date, the full amount of any dividend on the APS payable on such Dividend Payment Date or (ii) deposit, irrevocably in trust, in same-day funds, with the Auction Agent by 12:00 noon, New York City time, (A) on such Dividend Payment Date the full amount of any cash dividend on such shares (if declared) payable on such Dividend Payment Date or (B) on any redemption date for the APS called for redemption, the Mandatory Redemption Price per share of such APS or, in the case of an optional redemption, the Optional Redemption Price per share. Such Non-Payment Period will consist of the period commencing on and including the aforementioned Dividend Payment Date or redemption date, as the case may be, and ending on and including the Business Day on which, by 12:00 noon, New York City time, all unpaid cash dividends and unpaid redemption prices shall have been so deposited or otherwise shall have been made available to the applicable holders in same-day funds, provided that a Non-Payment Period for the APS will not end unless a Fund shall have given at least five days' but no more than 30 days' written notice of such deposit or availability to the Auction Agent, the Securities Depository and all holders of the APS of such series. Notwithstanding the foregoing, the failure by a Fund to deposit funds as provided for by clauses (ii) (A) or (ii) (B) above within three Business Days after any Dividend Payment Date or redemption date, as the case may be, in each case to the extent contemplated below, shall not constitute a "Non-Payment Period." The Applicable Rate for each Dividend Period for the APS of any series, commencing during a Non-Payment Period, will be equal to the Non-Payment Period Rate; and each Dividend Period commencing after the first day of, and during, a Non-Payment Period shall be a 3-Day Dividend Period. Any dividend on the APS due on any Dividend Payment Date for such shares (if, prior to the close of business on the second Business Day preceding such Dividend Payment Date, a Fund has declared such dividend payable on such Dividend Payment Date to the persons who held such shares as of 12:00 noon, New York City time, on the Business Day preceding such Dividend Payment Date) or redemption price with respect to such shares not paid to such persons when due may be paid to such persons in the same form of funds by 12:00 noon, New York City time, on any of the first three Business Days after such Dividend Payment Date or due date, as the case may be, provided that such amount is accompanied by a late charge calculated for such period of non-payment at the Non-Payment Period Rate applied to the amount of such non-payment based on the actual

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DESCRIPTION OF APS
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number of days comprising such period divided by 365. In the case of a willful failure of a Fund to pay a dividend on a Dividend Payment Date or to redeem any APS on the date set for such redemption, the preceding sentence shall not apply and the Applicable Rate for the Dividend Period commencing during the Non-Payment Period resulting from such failure shall be the Non-Payment Period Rate. For the purposes of the foregoing, payment to a person in same-day funds on any Business Day at any time will be considered equivalent to payment to that person in New York Clearing House (next-day) funds at the same time on the preceding Business Day, and any payment made after 12:00 noon, New York City time, on any Business Day shall be considered to have been made instead in the same form of funds and to the same person before 12:00 noon, New York City time, on the next Business Day.

The Non-Payment Period Rate initially will be 200% of the applicable Reference Rate (or 275% of such rate if a Fund has provided notification to the Auction Agent prior to the Auction establishing the Applicable Rate for any dividend that net capital gains or other taxable income will be included in such dividend on the APS), provided that the Board of Trustees of a Fund shall have the authority to adjust, modify, alter or change from time to time the initial Non-Payment Period Rate if the Board of Trustees of the Fund determines and S&P (or any Substitute Rating Agency in lieu of S&P in the event such party shall not rate the APS) advises the Fund in writing that such adjustment, modification, alteration or change will not adversely affect its then-current rating on the APS.

RESTRICTIONS ON DIVIDENDS AND OTHER PAYMENTS
Under the 1940 Act, a Fund may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, as applicable (and after giving effect thereto), asset coverage (as defined in the 1940 Act) with respect to the outstanding APS would be less than 200% (or such other percentage as in the future may be required by law). Under the Code, each Fund must, among other things, distribute each year at least 90% of the sum of its net tax-exempt income and investment company taxable income in order to maintain its qualification for tax treatment as a regulated investment company. The foregoing limitations on dividends, other distributions and purchases in certain circumstances may impair a Fund's ability to maintain such qualification. See "Taxes."

Upon any failure to pay dividends on the APS for two years or more, the holders of the APS will acquire certain additional voting rights. See "Voting rights" below.

For so long as any APS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other stock, if any, ranking junior to the APS as to dividends or upon liquidation) in respect of Common Shares or any other stock of the Fund ranking junior to or on a parity with the APS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or shares of any other such junior stock (except by conversion into or exchange for stock of the Fund ranking junior to APS as to dividends and upon liquidation) or any such parity stock (except by conversion into or exchange for stock of the Fund ranking junior to or on a parity with APS as to dividends and upon liquidation), unless (A) immediately after such transaction, the Fund would have S&P Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount, and the 1940 Act APS Asset Coverage (see "Rating Agency guidelines and asset coverage" and "Redemption" below) would be satisfied, (B) full cumulative dividends on the APS due on or prior to the date of the transaction have been declared and paid or shall have been declared and sufficient funds for the payment thereof deposited with the Auction Agent, (C) any Additional Dividend required to be paid on or before the date of such declaration or payment has been paid and (D) the Fund has

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DESCRIPTION OF APS
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redeemed the full number of APS required to be redeemed by any provision for mandatory redemption contained in the Amended By-Laws.

ADDITIONAL DIVIDENDS
If a Fund retroactively allocates any net capital gains or other taxable income to the APS without having given advance notice thereof to the Auction Agent as described below under "The Auctions--Auction Procedures--Auction Date; Advance notice of allocation of taxable income; Inclusion of taxable income in Dividends" solely by reason of the fact that such an allocation results from (i) the redemption of all or a portion of the outstanding APS, (ii) the liquidation of the Fund or (iii) a debt obligation believed to be a Municipal Obligation proving to be an obligation subject to federal income tax and/or a relevant state tax (the amount of any of such allocations referred to herein as a "Retroactive Taxable Allocation"), the Fund, within 90 days (and generally within 60 days) after the end of the Fund's fiscal year for which such Retroactive Taxable Allocation is made, will provide notice thereof to the Auction Agent and to each holder of APS (initially Cede & Co. as nominee of the Securities Depository) during such fiscal year at such holder's address as the same appears or last appeared on the stock books of the Fund. Each such Fund, within 30 days after such notice is given to the Auction Agent, will pay to the Auction Agent (who then will distribute to such holders of the APS), out of funds legally available therefor, an amount equal to the aggregate Additional Dividend (as defined below) with respect to all Retroactive Taxable Allocations made to such holders during the fiscal year in question. See "Taxes."

An "Additional Dividend" means a payment to a present or former holder of the APS of an amount that would cause (i) the dollar amount of such holder's dividends received on the APS with respect to the fiscal year in question (including the Additional Dividend) less the federal income tax and applicable state tax attributable to the aggregate of (x) the Retroactive Taxable Allocations made to such holder with respect to the fiscal year in question and
(y) the Additional Dividend (to the extent taxable) to equal (ii) the dollar amount of such holder's dividends received on the APS with respect to the fiscal year in question (excluding the Additional Dividend) if there had been no Retroactive Taxable Allocations. An Additional Dividend shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that none of the dividends received from a Fund is a Preference Item; and (iii) assuming that each Retroactive Taxable Allocation would be taxable in the hands of each holder of shares of APS at the greater of: (x) the maximum marginal combined regular Federal and state income tax rate applicable to ordinary income or capital gains depending on the taxable character of the distribution (including any surtax); or (y) the maximum marginal regular Federal corporate income tax rate applicable to ordinary income or capital gains depending on the taxable character of the distribution (disregarding in both (x) and (y) the effect of any state or local taxes and the phase out of, or provision limiting, personal exemptions, itemized deductions, or the benefit of lower tax brackets). Although each Fund generally intends to designate any Additional Dividend as an "exempt-interest" dividend to the extent permitted by applicable law, it is possible that all or a portion of any Additional Dividend will be taxable to the recipient thereof. See "Taxes--Tax Treatment of additional dividends." A Fund will not pay a further Additional Dividend with respect to any taxable portion of an Additional Dividend.

If a Fund does not give advance notice of the amount of taxable income to be included in a dividend on the APS in the related Auction, as described below under "The Auctions--Auction procedures--Auction Date; Advance notice of allocation of taxable income; Inclusion of taxable income in Dividends," the Fund may include such taxable income in a dividend on the APS if it increases the dividend by an additional amount calculated as if such income were a Retroactive Taxable Allocation and the additional amount were an Additional Dividend and notifies the Auction Agent of such inclusion at least five days prior to the applicable Dividend Payment Date.

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                                                                              41

DESCRIPTION OF APS
--------------------------------------------------------------------------------

REDEMPTION

MANDATORY REDEMPTION
Each Fund will be required to redeem, out of funds legally available therefor, at the Mandatory Redemption Price per share, the APS to the extent permitted under the 1940 Act and Massachusetts law, on a date fixed by the Board of Trustees, if the Fund fails to maintain S&P Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount or to satisfy the 1940 Act APS Asset Coverage and such failure is not cured on or before the APS Basic Maintenance Cure Date or the 1940 Act Cure Date (herein collectively referred to as a "Cure Date"), as the case may be. "Mandatory Redemption Price" of APS means $25,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) to the date fixed for redemption. In addition, holders of APS may be entitled to receive Additional Dividends in the event of redemption of such APS to the extent provided herein. See "Description of APS--Dividends and Dividend Periods--Additional Dividends." Any such redemption will be limited to the lesser number of APS necessary to restore the Discounted Value or the 1940 Act APS Asset Coverage, as the case may be, or the maximum number that can be redeemed with funds legally available under the Declaration of Trust and applicable law.

OPTIONAL REDEMPTION
To the extent permitted under the 1940 Act and under Massachusetts law, upon giving a Notice of Redemption, as provided below, each Fund, at its option, may redeem the APS, in whole or in part, out of funds legally available therefor, at the Optional Redemption Price per share on any Dividend Payment Date; provided that no APS may be redeemed at the option of the Fund during (a) the Initial Dividend Period with respect to the APS or (b) a Non-Call Period to which such share is subject. "Optional Redemption Price" means $25,000 per share of APS plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) to the date fixed for redemption and excluding Additional Dividends plus any applicable redemption premium, if any, attributable to the designation of a Premium Call Period. In addition, holders of APS may be entitled to receive Additional Dividends in the event of redemption of such APS to the extent provided herein. See "Description of APS--Dividends and Dividend Periods--Additional Dividends." Each Fund has the authority to redeem the APS for any reason and may redeem all or part of the outstanding APS if it anticipates that the Fund's leveraged capital structure will result in a lower rate of return to holders of Common Shares for any significant period of time than that obtainable if the Common Shares were unleveraged.

Notwithstanding the provisions for redemption described above, no APS shall be subject to optional redemption (i) unless all dividends in arrears on all remaining outstanding APS, and all capital shares of a Fund ranking on a parity with the APS with respect to the payment of dividends or upon liquidation, have been or are being contemporaneously paid or declared and set aside for payment and (ii) if redemption thereof would result in a Fund's failure to maintain S&P Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount; provided, however, that the foregoing shall not prevent the purchase or acquisition of all outstanding APS of such series pursuant to a successful completion of an otherwise lawful purchase or exchange offer made on the same terms to, and accepted by, holders of all outstanding APS of such series.

LIQUIDATION RIGHTS
Upon any liquidation, dissolution or winding up of a Fund, whether voluntary or involuntary, the holders of APS will be entitled to receive, out of the assets of the Fund available for distribution to shareholders, before any distribution or payment is made upon any Common Shares or any other shares of beneficial interest of the Fund ranking junior in right of payment upon liquidation of APS, $25,000 per share together with the amount of any dividends accumulated but unpaid (whether or not

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
DESCRIPTION OF APS
--------------------------------------------------------------------------------

earned or declared) thereon to the date of distribution, and after such payment the holders of APS will be entitled to no other payments except for any Additional Dividends. If such assets of a Fund shall be insufficient to make the full liquidation payment on outstanding APS and liquidation payments on any other outstanding class or series of preferred shares of the Fund ranking on a parity with the APS as to payment upon liquidation, then such assets will be distributed among the holders of APS and the holders of shares of such other class or series ratably in proportion to the respective preferential amounts to which they are entitled. After payment of the full amount of liquidation distribution to which they are entitled, the holders of APS will not be entitled to any further participation in any distribution of assets by a Fund except for any Additional Dividends. A consolidation, merger or share exchange of a Fund with or into any other entity or entities or a sale, whether for cash, shares of stock, securities or properties, of all or substantially all or any part of the assets of the Fund shall not be deemed or construed to be a liquidation, dissolution or winding up of the Fund.

RATING AGENCY GUIDELINES AND ASSET COVERAGE

Each Fund will be required to satisfy two separate asset maintenance requirements under the terms of the Amended By-Laws. These requirements are summarized below.

1940 ACT APS ASSET COVERAGE
Each Fund will be required under the Amended By-Laws to maintain, with respect to the APS, as of the last Business Day of each month in which any APS are outstanding, asset coverage of at least 200% with respect to senior securities which are beneficial interests in the Fund, including the APS (or such other asset coverage as in the future may be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are beneficial interests of a closed-end investment company as a condition of paying dividends on its common stock) ("1940 Act APS Asset Coverage"). If a Fund fails to maintain 1940 Act APS Asset Coverage and such failure is not cured as of the last Business Day of the following month (the "1940 Act Cure Date"), the Fund will be required under certain circumstances to redeem certain of the APS. See "Redemption" below.

The 1940 Act APS Asset Coverage immediately following the issuance of APS offered hereby (after giving effect to the deduction of the sales load and offering expenses for the APS) computed using each Fund's net assets as of December 31, 2002 and assuming the Over-allotment Common Shares and the APS had been issued as of such date will be as follows:

NATIONAL FUND
                         Value of Fund assets less liabilities not           $231,458,795       =   265%
                               constituting senior securities
                      ------------------------------------------------       ---------------
                                                                         =
                      Senior securities representing indebtedness plus       $87,500,000
                                  liquidation value of APS
CALIFORNIA FUND
                         Value of Fund assets less liabilities not           $89,436,638        =   265%
                               constituting senior securities
                      ------------------------------------------------       ---------------
                                                                         =
                      Senior securities representing indebtedness plus       $33,750,000
                                  liquidation value of APS

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                                                                              43

DESCRIPTION OF APS
--------------------------------------------------------------------------------

FLORIDA FUND
                         Value of Fund assets less liabilities not           $59,285,363        =   263%
                               constituting senior securities
                      ------------------------------------------------       ---------------
                                                                         =
                      Senior securities representing indebtedness plus       $22,500,000
                                  liquidation value of APS
MASSACHUSETTS FUND
                         Value of Fund assets less liabilities not           $40,643,666        =   262%
                               constituting senior securities
                      ------------------------------------------------       ---------------
                                                                         =
                      Senior securities representing indebtedness plus       $15,500,000
                                  liquidation value of APS
MICHIGAN FUND
                         Value of Fund assets less liabilities not           $35,202,543        =   261%
                               constituting senior securities
                      ------------------------------------------------       ---------------
                                                                         =
                      Senior securities representing indebtedness plus       $13,500,000
                                  liquidation value of APS
NEW JERSEY FUND
                         Value of Fund assets less liabilities not           $59,676,663        =   265%
                               constituting senior securities
                      ------------------------------------------------       ---------------
                                                                         =
                      Senior securities representing indebtedness plus       $22,500,000
                                  liquidation value of APS
NEW YORK FUND
                         Value of Fund assets less liabilities not           $59,524,118        =   265%
                               constituting senior securities
                      ------------------------------------------------       ---------------
                                                                         =
                      Senior securities representing indebtedness plus       $22,500,000
                                  liquidation value of APS
OHIO FUND
                         Value of Fund assets less liabilities not           $58,090,251        =   266%
                               constituting senior securities
                      ------------------------------------------------       ---------------
                                                                         =
                      Senior securities representing indebtedness plus       $21,875,000
                                  liquidation value of APS
PENNSYLVANIA FUND
                         Value of Fund assets less liabilities not           $68,397,885        =   263%
                               constituting senior securities
                      ------------------------------------------------       ---------------
                                                                         =
                      Senior securities representing indebtedness plus       $26,000,000
                                  liquidation value of APS

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
DESCRIPTION OF APS
--------------------------------------------------------------------------------

APS BASIC MAINTENANCE AMOUNT
Each Fund intends that, so long as APS are outstanding, the composition of its portfolio will reflect guidelines established by S&P in connection with the Fund's receipt of a rating for such shares on or prior to their Date of Original Issue of at least AAA from S&P. S&P, which is a rating agency, issues ratings for various securities reflecting the perceived creditworthiness of such securities. The guidelines described below have been developed by S&P in connection with issuances of asset-backed and similar securities, including debt obligations and variable rate preferred shares, generally on a case-by-case basis through discussions with the issuers of these securities. The guidelines are designed to ensure that assets underlying outstanding debt or preferred shares will be varied sufficiently and will be of sufficient quality and amount to justify investment grade ratings. The guidelines do not have the force of law but have been adopted by each Fund in order to satisfy current requirements necessary for S&P to issue the above-described ratings for APS, which ratings generally are relied upon by institutional investors in purchasing such securities. The guidelines provide a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act.

Each Fund intends to maintain a Discounted Value for its portfolio at least equal to the APS Basic Maintenance Amount. S&P has established guidelines for determining Discounted Value. These guidelines define eligible portfolio assets ("S&P Eligible Assets"). To the extent any particular portfolio holding does not satisfy these guidelines, all or a portion of such holding's value will not be included in the calculation of Discounted Value of that Fund's portfolio assets. The S&P guidelines do not impose any limitations on the percentage of Fund assets that may be invested in holdings not eligible for inclusion in the calculation of the Discounted Value of each Fund's portfolio. The amount of such assets included in the portfolio of a Fund at any time may vary depending upon the rating, diversification and other characteristics of eligible assets included in the portfolio, although it is not anticipated in the normal course of business the value of such assets will exceed 20% of a Fund's total assets. The APS basic maintenance amount includes the sum of (a) the aggregate liquidation preference of APS then outstanding and (b) certain accrued and projected payment obligations of a Fund.

Upon any failure to maintain the required aggregate Discounted Value, each Fund will seek to alter the composition of its portfolio to retain a Discounted Value at least equal to the APS Basic Maintenance Amount on or prior to the APS Basic Maintenance Cure Date, thereby incurring additional transaction costs and possible losses and/or gains on dispositions of portfolio securities. To the extent any such failure is not cured in a timely manner, the APS will be subject to mandatory redemption. See "Description of APS--Redemption." The APS Basic Maintenance Amount includes the sum of (i) the aggregate liquidation value of APS then outstanding and (ii) certain accrued and projected payment obligations of a Fund.

Each Fund may, but is not required to, adopt any modifications to these guidelines that hereafter may be established by S&P. Failure to adopt any such modifications, however, may result in a change in the ratings described above or a withdrawal of ratings altogether. In addition, any rating agency providing a rating for the APS, at any time, may change or withdraw any such rating. As set forth in the Amended By-Laws, each Fund's Board of Trustees, without shareholder approval, may modify certain definitions or restrictions that have been adopted by each Fund pursuant to the rating agency guidelines, provided the Board of Trustees has obtained written confirmation from S&P that any such change would not impair the ratings then assigned by S&P to the APS.

As recently described by S&P, a preferred shares rating is an assessment of the capacity and willingness of an issuer to pay preferred shares obligations. The ratings on the APS are not recommendations to purchase, hold or sell APS, inasmuch as the ratings do not comment as to market price or suitability for a particular investor, nor do the rating agency guidelines described above address the likelihood that a holder of APS will be able to sell such shares in an Auction. The ratings

--------------------------------------------------------------------------------

DESCRIPTION OF APS
--------------------------------------------------------------------------------

are based on current information furnished to S&P by each Fund and the Adviser and information obtained from other sources. The ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information. The Common Shares have not been rated by a rating agency.

A rating agency's guidelines will apply to a Fund's APS only so long as such agency is rating such shares. Each Fund will pay certain fees to each rating agency that rates the Fund's APS.

VOTING RIGHTS
Except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of APS of each Fund will be entitled to one vote per share on each matter submitted to a vote of shareholders and will vote together with holders of Common Shares and other preferred shares of that Fund as a single class.

In connection with the election of each Fund's Trustees, holders of the APS and any other preferred shares, voting as a separate class, shall be entitled at all times to elect two of the Fund's Trustees, and the remaining Trustees will be elected by holders of Common Shares and APS and any other preferred shares, voting together as a single class. In addition, if at any time dividends on outstanding APS shall be unpaid in an amount equal to at least two full years' dividends thereon or if at any time holders of any shares of preferred shares are entitled, together with the holders of APS, to elect a majority of the Trustees of the Fund under the 1940 Act, then the number of Trustees constituting the Board of Trustees automatically shall be increased by the smallest number that, when added to the two Trustees elected exclusively by the holders of APS and any other preferred shares as described above, would constitute a majority of the Board of Trustees as so increased by such smallest number, and at a special meeting of shareholders which will be called and held as soon as practicable, and at all subsequent meetings at which Trustees are to be elected, the holders of the APS and any other preferred shares, voting as a separate class, will be entitled to elect the smallest number of additional Trustees that, together with the two Trustees which such holders in any event will be entitled to elect, constitutes a majority of the total number of Trustees of the Fund as so increased. The terms of office of the persons who are Trustees at the time of that election will continue. If a Fund thereafter shall pay, or declare and set apart for payment in full, all dividends payable on all outstanding APS and any other preferred shares for all past Dividend Periods, the additional voting rights of the holders of APS and any other preferred shares as described above shall cease, and the terms of office of all of the additional Trustees elected by the holders of APS and any other preferred shares (but not of the Trustees with respect to whose election the holders of Common Shares were entitled to vote or the two Trustees the holders of APS and any other preferred shares have the right to elect in any event) will terminate automatically.

The affirmative vote of a majority of the votes entitled to be cast by holders of outstanding APS and any other preferred shares, voting as a separate class, will be required to (i) authorize, create or issue any class or series of shares ranking prior to the APS or any other series of preferred shares with respect to the payment of dividends or the distribution of assets on liquidation; provided, however, that no vote is required to authorize the issuance of another class of preferred shares which are substantially identical in all respects to the APS or
(ii) amend, alter or repeal the provisions of the Declaration of Trust or the Amended By-Laws, whether by merger, consolidation or otherwise, so as to adversely affect any of the contract rights expressly set forth in the Declaration of Trust or the Amended By-Laws of holders of APS or any other preferred shares. To the extent permitted under the 1940 Act, in the event shares of more than one series of APS are outstanding, a Fund shall not approve any of the actions set forth in clause (i) or (ii) which adversely affects the contract rights expressly set forth in the Declaration of Trust of a holder of shares of a series of APS differently than those of a holder of shares of any other series of APS without the affirmative vote of at least a

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
DESCRIPTION OF APS
--------------------------------------------------------------------------------

majority of votes entitled to be cast by holders of APS of each series adversely affected and outstanding at such time (each such adversely affected series voting separately as a class). Each Board of Trustees, however, without shareholder approval, may amend, alter or repeal any or all of the various rating agency guidelines described herein in the event a Fund receives confirmation from the rating agencies that any such amendment, alteration or repeal would not impair the ratings then assigned to the APS. Unless a higher percentage is provided for under "Certain provisions in the Declaration of Trust," the affirmative vote of a majority of the votes entitled to be cast by holders of outstanding APS and any other preferred shares, voting as a separate class, will be required to approve any plan of reorganization (including bankruptcy proceedings) adversely affecting such shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in a Fund's investment objective or changes in the investment restrictions described as fundamental policies under "Investment objectives and policies." The class vote of holders of APS and any other preferred shares described above in each case will be in addition to a separate vote of the requisite percentage of Common Shares and APS and any other preferred shares, voting together as a single class, necessary to authorize the action in question.

The foregoing voting provisions will not apply to the APS if, at or prior to the time when the act with respect to which such vote otherwise would be required shall be effected, such shares shall have been (i) redeemed or (ii) called for redemption and sufficient funds shall have been deposited in trust to effect such redemption.

The Auctions

GENERAL

Holders of the APS will be entitled to receive cumulative cash dividends on their shares when, as and if declared by the Board of Trustees of each Fund, out of the funds legally available therefor, on the Initial Dividend Payment Date with respect to the Initial Dividend Period and, thereafter, on each Dividend Payment Date with respect to a Subsequent Dividend Period (generally a period of seven days subject to certain exceptions set forth under "Description of APS--Dividends and Dividend Periods--General") at the rate per annum equal to the Applicable Rate for each such Dividend Period.

The provisions of the Amended By-Laws establishing the terms of the APS offered hereby will provide that the Applicable Rate for each Dividend Period after the Initial Dividend Period therefor will be equal to the rate per annum that the Auction Agent advises has resulted on the Business Day preceding the first day of such Dividend Period due to implementation of the auction procedures set forth in the Amended By-Laws (the "Auction Procedures") in which persons determine to hold or offer to purchase or sell the APS. The Amended Bylaws, which contain the Auction Procedures, are attached as Appendix E to each Fund's Statement of Additional Information. Each periodic operation of such procedures with respect to the APS is referred to hereinafter as an "Auction." If, however, a Fund should fail to pay or duly provide for the full amount of any dividend on or the redemption price of the APS called for redemption, the Applicable Rate for the APS will be determined as set forth under "Description of APS--Dividends and Dividend Periods--Determination of Dividend Rate."

AUCTION AGENT AGREEMENT
Each Fund will enter into an agreement (the "Auction Agent Agreement") with Deutsche Bank Trust Company Americas ("Deutsche Bank" and together with any successor bank or trust company or other entity entering into a similar agreement with a Fund, the "Auction Agent"), which provides, among other things, that the Auction Agent will follow the Auction Procedures for the purpose of determining the Applicable Rate for the APS. Each Fund will pay the Auction Agent compensation for its services under the Auction Agent Agreement.

--------------------------------------------------------------------------------

THE AUCTIONS
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The Auction Agent may terminate the Auction Agent Agreement upon notice to a
Fund, which termination may be no earlier than 60 days following delivery of such notice. If the Auction Agent resigns, a Fund will use its best efforts to enter into an agreement with a successor Auction Agent containing substantially the same terms and conditions as the Auction Agent Agreement. Each Fund may terminate the Auction Agent Agreement, provided that prior to such termination the Fund shall have entered into such an agreement with respect thereto with a successor Auction Agent.

In addition to serving as the Auction Agent, Deutsche Bank will be the transfer agent, registrar, dividend disbursing agent and redemption agent for the APS. The Auction Agent, however, will serve merely as the agent of each Fund, acting in accordance with each Fund's instructions, and will not be responsible for any evaluation or verification of any matters certified to it.

BROKER-DEALER AGREEMENTS
The Auctions require the participation of one or more broker-dealers. The Auction Agent will enter into agreements with UBS Warburg LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, A.G. Edwards & Sons, Inc. and Prudential Securities Incorporated with respect to each Fund and may enter into similar agreements (collectively, the "Broker-Dealer Agreements") with one or more other broker-dealers (collectively, the "Broker-Dealers") selected by each Fund, which provide for the participation of such Broker-Dealers in Auctions. A Broker-Dealer Agreement may be terminated by the Auction Agent or a Broker-Dealer on five days' notice to the other party, provided that the Broker-Dealer Agreement with UBS Warburg LLC or Merrill Lynch, Pierce, Fenner & Smith Incorporated may not be terminated without the prior written consent of a Fund, which consent may not be unreasonably withheld.

The Auction Agent after each Auction will pay a service charge from funds provided by each Fund to each Broker-Dealer on the basis of the purchase price of APS placed by such Broker-Dealer at such Auction. The service charge (i) for any 7-Day Dividend Period shall be payable at the annual rate of 0.25% of the purchase price of the APS placed by such Broker-Dealer in any such Auction and
(ii) for any Special Dividend Period shall be determined by mutual consent of a Fund and any such Broker-Dealer or Broker-Dealers and shall be based upon a selling concession that would be applicable to an underwriting of fixed or variable rate preferred shares with a similar final maturity or variable rate dividend period, respectively, at the commencement of the Dividend Period with respect to such Auction. For the purposes of the preceding sentence, the APS will be placed by a Broker-Dealer if such shares were (i) the subject of Hold Orders deemed to have been made by Beneficial Owners that were acquired by such Beneficial Owners through such Broker-Dealer or (ii) the subject of the following Orders submitted by such Broker-Dealer: (A) a Submitted Bid of a Beneficial Owner that resulted in such Beneficial Owner continuing to hold such shares as a result of the Auction, (B) a Submitted Bid of a Potential Beneficial Owner that resulted in such Potential Beneficial Owner purchasing such shares as a result of the Auction or (C) a Submitted Hold Order.

The Broker-Dealer Agreements provide that a Broker-Dealer may submit Orders in Auctions for its own account, unless a Fund notifies all Broker-Dealers that they no longer may do so; provided that Broker-Dealers may continue to submit Hold Orders and Sell Orders. If a Broker-Dealer submits an Order for its own account in any Auction of APS, it may have knowledge of Orders placed through it in that Auction and therefore have an advantage over other Bidders, but such Broker-Dealer would not have knowledge of Orders submitted by other Broker-Dealers in that Auction.

SECURITIES DEPOSITORY
The Depository Trust Company initially will act as the Securities Depository for the Agent Members with respect to the APS. One or more registered certificates for all of the shares of each series of APS initially will be registered in the name of Cede & Co., as nominee of the Securities Depository. The

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
THE AUCTIONS
--------------------------------------------------------------------------------

certificate will bear a legend to the effect that such certificate is issued subject to the provisions restricting transfers of the APS contained in the Amended By-Laws. Cede & Co. initially will be the holder of record of all APS, and Beneficial Owners will not be entitled to receive certificates representing their ownership interest in such shares. The Securities Depository will maintain lists of its participants and will maintain the positions (ownership interests) of the APS held by each Agent Member, whether as the Beneficial Owner thereof for its own account or as nominee for the Beneficial Owner thereof. Payments made by each Fund to holders of APS will be duly made by making payments to the nominee of the Securities Depository.

AUCTION PROCEDURES

The following is a brief summary of the procedures to be used in conducting Auctions. This summary is qualified by reference to the Amended By-Laws set forth in Appendix E to each Fund's Statement of Additional Information.

AUCTION DATE; ADVANCE NOTICE OF ALLOCATION OF TAXABLE INCOME; INCLUSION OF TAXABLE INCOME IN DIVIDENDS
An Auction to determine the Applicable Rate for the APS offered hereby for each Dividend Period for such shares (other than the Initial Dividend Period therefor) will be held on the last Business Day preceding the first day of such Dividend Period, which first day is also the Dividend Payment Date for the preceding Dividend Period (the date of each Auction being referred to herein as an "Auction Date").

The Auction Date and the first day of the related Dividend Period (both of which must be Business Days) need not be consecutive calendar days. See "Description of APS--Dividends and Dividend Periods" for information concerning the circumstances under which a Dividend Payment Date may fall on a date other than the days specified above, which may affect the Auction Date.

Except as noted below, whenever a Fund intends to include any net capital gains or other income subject to federal income tax or relevant state taxes ("taxable income") in any dividend on the APS, the Fund will notify the Auction Agent of the amount to be so included at least five Business Days prior to the Auction Date on which the Applicable Rate for such dividend is to be established. Whenever the Auction Agent receives such notice from a Fund, in turn it will notify each Broker-Dealer, who, on or prior to such Auction Date, in accordance with its Broker-Dealer Agreement, will notify its customers who are Beneficial Owners and Potential Beneficial Owners believed to be interested in submitting an Order in the Auction to be held on such Auction Date. Each Fund also may include such income in a dividend on the APS without giving advance notice thereof if it increases the dividend by an additional amount calculated as if such income were a Retroactive Taxable Allocation and the additional amount were an Additional Dividend; provided that each Fund will notify the Auction Agent of the additional amounts to be included in such dividend at least five Business Days prior to the applicable Dividend Payment Date. See "Description of APS--Dividends and Dividend Periods--Additional Dividends."

ORDERS BY BENEFICIAL OWNERS, POTENTIAL BENEFICIAL OWNERS, EXISTING HOLDERS AND POTENTIAL HOLDERS
On or prior to each Auction Date for a series of APS:

    (a) each Beneficial Owner may submit to its Broker-Dealer by telephone orders ("Orders") with respect to a series of APS as follows:

       (i) Hold Order--indicating the number of outstanding APS, if any, that such Beneficial Owner desires to continue to hold without regard to the Applicable Rate for the next Dividend Period for such shares;

--------------------------------------------------------------------------------

THE AUCTIONS
--------------------------------------------------------------------------------

       (ii) Bid--indicating the number of outstanding APS, if any, that such Beneficial Owner desires to continue to hold, provided that the Applicable Rate for the next Dividend Period for such shares is not less than the rate per annum then specified by such Beneficial Owner; and/or

       (iii) Sell Order--indicating the number of outstanding APS, if any, that such Beneficial Owner offers to sell without regard to the Applicable Rate for the next Dividend Period for such shares; and

    (b) Broker-Dealers will contact customers who are Potential Beneficial Owners of APS to determine whether such Potential Beneficial Owners desire to submit Bids indicating the number of APS which they offer to purchase provided that the Applicable Rate for the next Dividend Period for such shares is not less than the rates per annum specified in such Bids.

A Beneficial Owner or a Potential Beneficial Owner placing an Order, including a Broker-Dealer acting in such capacity for its own account, is hereinafter referred to as a "Bidder" and collectively as "Bidders." Any Order submitted by a Beneficial Owner or a Potential Beneficial Owner to its Broker-Dealer, or by a Broker-Dealer to the Auction Agent, prior to the Submission Deadline on any Auction Date shall be irrevocable.

In an Auction, a Beneficial Owner may submit different types of Orders with respect to APS then held by such Beneficial Owner, as well as Bids for additional APS. For information concerning the priority given to different types of Orders placed by Beneficial Owners, see "Submission of Orders by Broker-Dealers to Auction Agent" below.

The Maximum Applicable Rate for the APS will be the Applicable Percentage of the Reference Rate. The Auction Agent will round each applicable Maximum Applicable Rate to the nearest one-thousandth (0.001) of one percent per annum, with any such number ending in five ten-thousandths of one percent being rounded upwards to the nearest one-thousandth (0.001) of one percent. The Auction Agent will not round the applicable Reference Rate as part of its calculation of the Maximum Applicable Rate.

The Maximum Applicable Rate for the APS will depend on the credit rating or ratings assigned to such shares. The Applicable Percentage will be determined based on (i) the credit ratings assigned on such date to such shares by S&P (or if S&P shall not make such rating available, the equivalent of such rating by a Substitute Rating Agency), and (ii) whether a Fund has provided notification to the Auction Agent prior to the Auction establishing the Applicable Rate for any dividend that net capital gains or other taxable income will be included in such dividend on the APS as follows:

                                                   PERCENTAGE OF    APPLICABLE PERCENTAGE OF
S&P CREDIT                                      REFERENCE RATE--            REFERENCE RATE--
RATINGS                                          NO NOTIFICATION                NOTIFICATION
--------------------------------------------------------------------------------------------
AA- or higher.................................              110%                         150%
A- to A+......................................              125                          160
BBB- to BBB+..................................              150                          250
Below BBB-....................................              200                          275

There is no minimum Applicable Rate in respect of any Dividend Period.

Each Fund will take all reasonable action necessary to enable S&P to provide a rating for the APS. If S&P shall not make such a rating available, the Underwriters or their affiliates and successors, after consultation with a Fund, will select another rating agency (a "Substitute Rating Agency") to act as a Substitute Rating Agency.

Any Bid by a Beneficial Owner specifying a rate per annum higher than the Maximum Applicable Rate will be treated as a Sell Order, and any Bid by a Potential Beneficial Owner specifying a rate per

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annum higher than the Maximum Applicable Rate will not be considered. See
"Determination of Sufficient Clearing Bids, Winning Bid Rate and Applicable Rate" and "Acceptance and rejection of Submitted Bids and Submitted Sell Orders and allocation of Shares."

Neither a Fund nor the Auction Agent will be responsible for a Broker-Dealer's failure to comply with the foregoing. A Broker-Dealer also may hold APS in its own account as a Beneficial Owner. A Broker-Dealer thus may submit Orders to the Auction Agent as a Beneficial Owner or a Potential Beneficial Owner and therefore participate in an Auction as an Existing Holder or Potential Holder on behalf of both itself and its customers. Any Order placed with the Auction Agent by a Broker-Dealer as or on behalf of a Beneficial Owner or a Potential Beneficial Owner will be treated in the same manner as an Order placed with a Broker-Dealer by a Beneficial Owner or a Potential Beneficial Owner. Similarly, any failure by a Broker-Dealer to submit to the Auction Agent an Order in respect of any APS held by it or its customers who are Beneficial Owners will be treated in the same manner as a Beneficial Owner's failure to submit to its Broker-Dealer an Order in respect of APS held by it, as described in the next paragraph. Inasmuch as a Broker-Dealer participates in an Auction as an Existing Holder or a Potential Holder only to represent the interests of a Beneficial Owner or Potential Beneficial Owner, whether it be its customers or itself, all discussion herein relating to the consequences of an Auction for Existing Holders and Potential Holders also applies to the underlying beneficial ownership interests represented thereby. For information concerning the priority given to different types of Orders placed by Existing Holders, see "Submission of Orders by Broker-Dealers to Auction Agent." Each purchase or sale in an Auction will be settled on the Business Day next succeeding the Auction Date at a price per share equal to $25,000. See "Notification of results; Settlement."

If one or more Orders covering in the aggregate all of the outstanding APS held by a Beneficial Owner are not submitted to the Auction Agent prior to the Submission Deadline, either because a Broker-Dealer failed to contact such Beneficial Owner or otherwise, the Auction Agent shall deem a Hold Order (in the case of an Auction relating to a Dividend Period of 91 days or less) and a Sell Order (in the case of an Auction relating to a Special Dividend Period of longer than 91 days) to have been submitted on behalf of such Beneficial Owner covering the number of outstanding the APS held by such Beneficial Owner and not subject to Orders submitted to the Auction Agent.

If all of the outstanding APS are subject to Submitted Hold Orders, the Dividend Period next succeeding the Auction automatically shall be the same length as the immediately preceding Dividend Period, and the Applicable Rate for the next Dividend Period for all the APS will be 40% of the Reference Rate on the date of the applicable Auction (or 60% of such rate if a Fund has provided notification to the Auction Agent prior to the Auction establishing the Applicable Rate for any dividend that net capital gains or other taxable income will be included in such dividend on the APS).

For the purposes of an Auction, the APS for which each Fund shall have given notice of redemption and deposited moneys therefor with the Auction Agent in trust or segregated in an account at a Fund's custodian bank for the benefit of the Auction Agent, as set forth under "Description of APS--Redemption," will not be considered as outstanding and will not be included in such Auction. Pursuant to the Amended By-Laws of the Fund, each Fund will be prohibited from reissuing and its affiliates (other than the Underwriter) will be prohibited from transferring (other than to a Fund) any APS they may acquire. Neither a Fund nor any affiliate of the Fund (other than the Underwriter) may submit an Order in any Auction, except that an affiliate of the Fund that is a Broker-Dealer may submit an Order.

SUBMISSION OF ORDERS BY BROKER-DEALERS TO AUCTION AGENT
Prior to 1:30 p.m., New York City time, on each Auction Date, or such other time on the Auction Date as may be specified by the Auction Agent (the "Submission Deadline"), each Broker-Dealer will

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submit to the Auction Agent in writing all Orders obtained by it for the Auction to be conducted on such Auction Date, designating itself (unless otherwise permitted by a Fund) as the Existing Holder or Potential Holder in respect of the APS subject to such Orders. Any Order submitted by a Beneficial Owner or a Potential Beneficial Owner to its Broker-Dealer, or by a Broker-Dealer to the Auction Agent, prior to the Submission Deadline on any Auction Date, shall be irrevocable.

If the rate per annum specified in any Bid contains more than three figures to the right of the decimal point, the Auction Agent will round such rate per annum up to the next highest one-thousandth (0.001) of 1%. If one or more Orders of an Existing Holder are submitted to the Auction Agent and such Orders cover in the aggregate more than the number of outstanding APS held by such Existing Holder, such Orders will be considered valid in the following order of priority:

    (i) any Hold Order will be considered valid up to and including the number of outstanding APS held by such Existing Holder, provided that if more than one Hold Order is submitted by such Existing Holder and the number of APS subject to such Hold Orders exceeds the number of outstanding APS held by such Existing Holder, the number of APS subject to each of such Hold Orders will be reduced pro rata so that such Hold Orders, in the aggregate, will cover exactly the number of outstanding APS held by such Existing Holder;

    (ii) any Bids will be considered valid, in the ascending order of their respective rates per annum if more than one Bid is submitted by such Existing Holder, up to and including the excess of the number of outstanding APS held by such Existing Holder over the number of outstanding APS subject to any Hold Order referred to in clause (i) above (and if more than one Bid submitted by such Existing Holder specifies the same rate per annum and together they cover more than the remaining number of shares that can be the subject of valid Bids after application of clause (i) above and of the foregoing portion of this clause (ii) to any Bid or Bids specifying a lower rate or rates per annum, the number of shares subject to each of such Bids will be reduced pro rata so that such Bids, in the aggregate, cover exactly such remaining number of outstanding shares); and the number of outstanding shares, if any, subject to Bids not valid under this clause (ii) shall be treated as the subject of a Bid by a Potential Holder; and

    (iii) any Sell Order will be considered valid up to and including the excess of the number of outstanding APS held by such Existing Holder over the sum of the number of APS subject to Hold Orders referred to in clause
    (i) above and the number of APS subject to valid Bids by such Existing Holder referred to in clause (ii) above; provided that, if more than one Sell Order is submitted by any Existing Holder and the number of APS subject to such Sell Orders is greater than such excess, the number of APS subject to each of such Sell Orders will be reduced pro rata so that such Sell Orders, in the aggregate, will cover exactly the number of APS equal to such excess.

If more than one Bid of any Potential Holder is submitted in any Auction, each Bid submitted in such Auction will be considered a separate Bid with the rate per annum and number of APS therein specified.

DETERMINATION OF SUFFICIENT CLEARING BIDS, WINNING BID RATE AND APPLICABLE RATE Not earlier than the Submission Deadline for each Auction, the Auction Agent will assemble all Orders submitted or deemed submitted to it by the Broker-Dealers (each such "Hold Order," "Bid" or "Sell Order" as submitted or deemed submitted by a Broker-Dealer hereinafter being referred to as a "Submitted Hold Order," a "Submitted Bid" or a "Submitted Sell Order," as the case may be, or as a "Submitted Order") and will determine the excess of the number of outstanding APS over the number of outstanding APS subject to Submitted Hold Orders (such excess being referred to as the "Available APS") and whether Sufficient Clearing Bids have been made in such Auction. Sufficient Clearing Bids will have been made if the number of outstanding APS that are the subject of Submitted Bids of

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Potential Holders with rates per annum not higher than the Maximum Applicable
Rate equals or exceeds the number of outstanding shares that are the subject of Submitted Sell Orders (including the number of shares subject to Bids of Existing Holders specifying rates per annum higher than the Maximum Applicable
Rate). If Sufficient Clearing Bids have been made, the Auction Agent will determine the lowest rate per annum specified in the Submitted Bids (the "Winning Bid Rate") which would result in the number of shares subject to Submitted Bids specifying such rate per annum or a lower rate per annum being at least equal to the Available APS. If Sufficient Clearing Bids have been made, the Winning Bid Rate will be the Applicable Rate for the next Dividend Period for the APS then outstanding. If Sufficient Clearing Bids have not been made (other than because all outstanding APS are the subject of Submitted Hold Orders), the Dividend Period next following the Auction automatically will be a 7-Day Dividend Period, and the Applicable Rate for such Dividend Period will be equal to the Maximum Applicable Rate.

If Sufficient Clearing Bids have not been made, Beneficial Owners that have Submitted Sell Orders will not be able to sell in the Auction all, and may not be able to sell any, of the APS subject to such Submitted Sell Orders. See "Acceptance and rejection of Submitted Bids and Submitted Sell Orders and allocation of Shares." Thus, under some circumstances, Beneficial Owners may not have liquidity of investment.

ACCEPTANCE AND REJECTION OF SUBMITTED BIDS AND SUBMITTED SELL ORDERS AND ALLOCATION OF SHARE
Based on the determinations described under "Determination of Sufficient Clearing Bids, Winning Bid Rate and Applicable Rate" and subject to the discretion of the Auction Agent to round, the Auction Procedures include a pro rata allocation of shares for purchase and sale, which may result in an Existing Holder continuing to hold or selling or a Potential Holder purchasing, a number of shares of a series of APS that is fewer than the number of shares of such series specified in its Order. To the extent the allocation procedures have that result, Broker-Dealers that have designated themselves as Existing Holders or Potential Holders in respect of customer Orders will be required to make appropriate pro rata allocations among their respective customers. See each Fund's Amended By-Laws set forth in Appendix E to each Fund's Statement of Additional Information.

NOTIFICATION OF RESULTS; SETTLEMENT
The Auction Agent will advise each Broker-Dealer who submitted a Bid or Sell Order in an Auction whether such Bid or Sell Order was accepted or rejected in whole or in part and of the Applicable Rate for the next Dividend Period for the related APS by telephone at approximately 3:00 p.m., New York City time, on the Auction Date for such Auction. Each such Broker-Dealer that submitted an Order for the account of a customer then will advise such customer whether such Bid or Sell Order was accepted or rejected, will confirm purchases and sales with each customer purchasing or selling APS as a result of the Auction and will advise each customer purchasing or selling APS to give instructions to its Agent Member of the Securities Depository to pay the purchase price against delivery of such shares or to deliver such shares against payment therefor as appropriate.

In accordance with the Securities Depository's normal procedures, on the day after each Auction Date, the transactions described above will be executed through the Securities Depository, and the accounts of the respective Agent Members at the Securities Depository will be debited and credited as necessary to effect the purchases and sales of APS as determined in such Auction. Purchasers will make payment through their Agent Members in same-day funds to the Securities Depository against delivery through their Agent Members; the Securities Depository will make payment in accordance with its normal procedures, which now provide for payment in same-day funds. If the procedures of the Securities Depository applicable to APS shall be changed to provide for payment in next-day funds, then purchasers may be required to make payment in next-day funds. If the certificates for the APS are not

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--------------------------------------------------------------------------------

held by the Securities Depository or its nominee, payment will be made in same-day funds to the Auction Agent against delivery of such certificates.

The following is a simplified example of how a typical Auction works. Assume that a Fund has 1,000 outstanding APS and three current holders. The three current holders and three potential holders submit orders through Broker-Dealers at the Auction:

Current Holder A................  Owns 500 shares, wants to sell       Bid order of 2.1% rate
                                  all 500 shares if Applicable         for all 500 shares
                                  Rate is less than 2.1%

Current Holder B................  Owns 300 shares, wants to hold       Hold Order--will take
                                                                       the Applicable Rate

Current Holder C................  Owns 200 shares, wants to sell       Bid order of 1.9% rate
                                  all 200 shares if Applicable         for all 200 shares
                                  Rate is less than 1.9%

Potential Holder D..............  Wants to buy 200 shares              Places order to buy at
                                                                       or above 2.0%

Potential Holder E..............  Wants to buy 300 shares              Places order to buy at
                                                                       or above 1.9%

Potential Holder F..............  Wants to buy 200 shares              Places order to buy at
                                                                       or above 2.1%

The lowest dividend rate that will result in all 1,000 APS continuing to be held is 2.0% (the offer by D). Therefore, the Applicable Rate will be 2.0%. Current Holders B and C will continue to own their shares. Current Holder A will sell its shares because A's dividend rate bid was higher than the Applicable Rate. Potential Holder D will buy 200 shares and Potential Holder E will buy 300 shares because their bid rates were at or below the Applicable Rate. Potential Holder F will not buy shares because its bid rate was above the Applicable Rate.

SECONDARY MARKET TRADING AND TRANSFER OF APS

The Broker-Dealers may maintain a secondary trading market in the APS outside of Auctions; however, they have no obligation to do so and there can be no assurance that a secondary market for the APS will develop or, if it does develop, that it will provide holders with a liquid trading market (i.e., trading will depend on the presence of willing buyers and sellers and the trading price is subject to variables to be determined at the time of the trade by the Broker-Dealers). The APS will not be registered on any stock exchange or on any automated quotation system. An increase in the level of interest rates, particularly during any Long-Term Dividend Period, likely will have an adverse effect on the secondary market price of the APS, and a selling shareholder may sell APS between Auctions at a price per share of less than $25,000.

Taxes

GENERAL

Each Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as a Fund so qualifies, in any taxable year in which it distributes at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain and net realized gains from certain hedging transactions) and its net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions), that Fund (but not its shareholders) will not be subject to federal income tax

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--------------------------------------------------------------------------------

to the extent that it distributes its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss). Each Fund intends to distribute substantially all of such income and gain each year.

The APS will constitute stock of each Fund, and distributions by a Fund with respect to its APS (other than distributions in redemption of APS that are treated as exchanges of stock under Section 302(b) of the Code) thus will constitute dividends to the extent of that Fund's current and accumulated earnings and profits as calculated for federal income tax purposes. It is possible, however, that the Internal Revenue Service (the "IRS") might take a contrary position, asserting, for example, that the APS constitute debt of each Fund. If this position were upheld, the discussion of the treatment of distributions below would not apply. Instead, distributions by each Fund to holders of APS would constitute interest, whether or not they exceeded the earnings and profits of each Fund, would be included in full in the income of the recipient and would be taxed as ordinary income. Kirkpatrick & Lockhart LLP, counsel to each Fund, believes that such a position, if asserted by the IRS, would be unlikely to prevail if the issue were properly litigated.

Each dividend distribution ordinarily will constitute income exempt from federal income tax (i.e., qualify as an "exempt-interest" dividend, which is excludable from the shareholder's gross income). A portion of dividends attributable to interest on certain municipal obligations, however, may be a Preference Item. Furthermore, exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includible in gross income subject to federal income tax. Distributions of any taxable net investment income and net short-term capital gain will be taxable as ordinary income. Finally, distributions of each Fund's net capital gain, if any, will be taxable to shareholders as long-term capital gains, regardless of the length of time they held their shares. Distributions, if any, in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder (assuming the shares are held as a capital asset).

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

Each Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The IRS has taken the position that if a RIC has more than one class of shares, it may designate distributions made to each class in any year as consisting of no more than that class's proportionate share of particular types of income for that year, including tax-exempt interest and net capital gain. A class's proportionate share of a particular type of income for a year is determined according to the percentage of total dividends paid by the RIC during that year to the class. Thus, each Fund is required to allocate a portion of its net capital gain and other taxable income to the APS. Each Fund generally will notify the Auction Agent of the amount of any net capital gain and other taxable income to be included in any dividend on the APS prior to the Auction establishing the Applicable Rate for that dividend. Except for the portion of any dividend that it informs the Auction Agent will be treated as net capital gain or other taxable income, each Fund anticipates that the dividends paid on the APS will constitute exempt-interest dividends. The amount of net capital gains and ordinary income allocable to a Fund's APS (the "taxable distribution") will depend upon the amount of such gains and income realized by the Fund and the total dividends paid by the Fund on its Common Shares and the APS during a taxable year, but taxable distributions generally are not expected to be significant. The tax treatment of Additional Dividends also may affect each Fund's calculation of each class's allocable share of capital gains and other taxable income. See "Tax treatment of Additional Dividends."

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Although the matter is not free from doubt, due to the absence of direct regulatory or judicial authority, in the opinion of Kirkpatrick & Lockhart LLP, counsel to each Fund, under current law the manner in which each Fund intends to allocate items of tax-exempt income, net capital gain, and other taxable income, if any, among each Fund's Common Shares and APS will be respected for federal income tax purposes. It is possible that the IRS could disagree with counsel's opinion and attempt to reallocate each Fund's net capital gain or other taxable income. In the event of such a reallocation, some of the dividends identified by a Fund as exempt-interest dividends to holders of APS may be recharacterized as additional net capital gain or other taxable income. In the event of such recharacterization, however, no Fund will be required to make payments to such shareholders to offset the tax effect of such reallocation. Kirkpatrick & Lockhart LLP has advised each Fund that, in its opinion, if the IRS were to challenge in court the Fund's allocations of income and gain and the issue were properly litigated, the IRS would be unlikely to prevail. A holder should be aware, however, that the opinion of Kirkpatrick & Lockhart LLP represents only its best legal judgment and is not binding on the IRS or the courts.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry APS is not deductible for federal income tax purposes to the extent that interest relates to exempt-interest dividends received from the Fund.

If at any time when APS are outstanding a Fund does not meet the asset coverage requirements of the 1940 Act, the Fund will be required to suspend distributions to holders of Common Shares until the asset coverage is restored. See "Description of APS--Dividends and Dividend Periods--Restrictions on Dividends and other payments." Such a suspension may prevent a Fund from distributing at least 90% of the sum of its investment company taxable income and net tax-exempt interest and may, therefore, jeopardize the Fund's qualification for taxation as a RIC. Upon any failure to meet the asset coverage requirements of the 1940 Act, a Fund, in its sole discretion, may redeem APS in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to qualify for treatment as a RIC. See "Description of APS--Redemption." There can be no assurance, however, that any such action would achieve that objective.

The IRS has adopted Temporary Regulations, effective January 1, 2003, instituting new reporting and recordkeeping requirements for a broad range of tax-motivated investment vehicles and transactions. Among the transactions subject to the Temporary Regulations are transactions in which an investor is provided with contractual protection against the possibility that the intended tax benefits of the transaction will not be sustained. Each Fund generally intends to pay tax-exempt dividends on the APS. Under certain circumstances, if a Fund allocates any net capital gains or other taxable income to the APS without having given notice in advance of an auction, the Fund will pay an Additional Dividend to the holders of the APS. The holders' right to receive Additional Dividends might be considered a contractual protection of the type covered by the Temporary Regulations. If the purchase of APS is a transaction covered by the Temporary Regulations, an investor would be required to report the transaction on its tax return, using Form 8886, for each year for which the investor's tax liability is affected by its participation in the transaction. If any investor is uncertain whether its investment in APS must be disclosed pursuant to the Temporary Regulations, the investor may make protective disclosure of the transaction using Form 8886. Failure to disclose a reportable transaction could result in penalties. Also, each material adviser of a transaction reportable under the Temporary Regulations must maintain a list that identifies participants in the transaction.

Certain of each Fund's investment practices are subject to special Code provisions that, among other things, may defer the use of certain losses of the Fund and affect the holding period of securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require a Fund to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to satisfy the requirements for maintaining RIC status and for avoiding income

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
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and excise taxes. Each Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

TAX TREATMENT OF ADDITIONAL DIVIDENDS

If a Fund makes a Retroactive Taxable Allocation, it will pay Additional Dividends to holders of APS who are subject to the Retroactive Taxable Allocation. See "Description of APS--Dividends and Dividend Periods--Additional Dividends." The federal income tax consequences of Additional Dividends under existing law are uncertain. An Additional Dividend generally will be designated by each Fund as an exempt-interest dividend except to the extent net capital gain or other taxable income is allocated thereto as described above. A Fund will not pay a further Additional Dividend with respect to any taxable portion of an Additional Dividend.

SALES OF APS

The sale of APS (including transfers in connection with a redemption or repurchase of APS) will be a taxable transaction for federal income tax purposes. A selling shareholder generally will recognize gain or loss equal to the difference between the amount received and the holder's adjusted tax basis in the APS. If the APS are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if the APS have been held for more than one year. Any loss realized on a disposition of APS held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to those APS and any such loss that is not disallowed will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital gain distributions received with respect to those APS. A shareholder's holding period for APS is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options, sales contracts or short sales. Any loss realized on a sale or exchange of APS will be disallowed to the extent those APS are replaced by other APS within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the original APS. In that event, the basis of the replacement APS will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING

Each Fund is required to withhold a percentage of all taxable dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Such withholding from taxable dividends and capital gain distributions is also required for such shareholders who fail to provide certain certifications or otherwise are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against the shareholder's U.S. federal income tax liability, provided that the required information is furnished to the IRS.

STATE TAXES

CALIFORNIA TAXES
In the opinion of special California tax counsel, under California law, dividends paid by the California Fund and designated by it as tax-exempt are exempt from California state personal income tax on individuals who reside in California to the extent such dividends are derived from interest payments on Municipal Obligations exempt from California state personal income taxes, provided that a least 50% of the assets of the California Fund at the close of each quarter of its taxable year are invested in obligations the interest on which is exempt under either federal or California law from taxation by the state of California. Distributions of short-term capital gains are treated as ordinary income, and distributions of long-term capital gain are treated as long-term capital gains taxable at ordinary income rates under the California state personal income tax.

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FLORIDA TAXES
In the opinion of special Florida tax counsel, the Florida Statutes provide that shares of the Florida Fund owned by a Florida resident will be exempt from the Florida intangible personal property tax as long as at least ninety percent (90%) of the net asset value of the portfolio is invested in assets that are exempt from the Florida intangible personal property tax. The Fund will normally invest in tax-exempt obligations of Florida, the United States, the U.S. Territories or political subdivisions of the United States or Florida so Shares should, under normal circumstances, be exempt from the Florida intangible personal property tax.

MASSACHUSETTS TAXES
In the opinion of special Massachusetts tax counsel, the Massachusetts Fund's interest distributions attributable to Massachusetts obligations (debt obligations issued by The Commonwealth of Massachusetts or its political subdivisions, including agencies or instrumentalities thereof), U.S. possessions obligations (the Governments of Puerto Rico, Guam, or the United States Virgin Islands) and United States obligations can be excluded from Massachusetts gross income for Massachusetts personal income tax purposes. Distributions properly designated as capital gain dividends and attributable to gains realized on the sale of certain Massachusetts tax-exempt obligations issued pursuant to statutes that specifically exempt such gains from Massachusetts taxation will also be exempt from Massachusetts personal income tax. Other distributions from the Fund that are included in a Shareholder's federal gross income, including distributions of net long-term capital gains not described in the preceding sentence and net short-term capital gains, are generally not exempt from Massachusetts personal income tax. Distributions from the Fund and the value of the shares of the Fund may be subject to the Massachusetts excise tax on corporations.

MICHIGAN TAXES
In the opinion of special Michigan tax counsel, Shareholders of the Michigan Fund who are subject to the Michigan state and city income taxes or single business tax will not be subject to such taxes on their Fund dividends to the extent that such distributions are exempt-interest dividends for federal income tax purposes and are attributable to interest on obligations which is exempt from regular federal income tax and is exempt from Michigan state and city income taxes and single business tax. Other distributions with respect to shares of the Fund including, but not limited to, long or short-term capital gains, will be subject to the Michigan state and city income tax or single business tax and may be subject to the city income taxes imposed by certain Michigan cities.

NEW JERSEY TAXES
The New Jersey Fund intends to satisfy New Jersey's statutory requirements for treatment as a "Qualified Investment Fund" under the provisions of the New Jersey Gross Income Tax Act (N.J.S.A. Sections 54A: 5-1 et seq.), as amended and any regulations promulgated thereunder. In the opinion of special New Jersey tax counsel, Wilentz, Goldman & Spitzer, P.A., provided the Fund at all times has no investments other than interest-bearing obligations, obligations issued at discount, and cash and cash items including receivables; at all times has not less than 80 percent of the aggregate principal amount of all its investments in obligations which are issued by or on behalf of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey; or those obligations which are statutorily free from state or local taxation under any act of New Jersey or under the laws of the United States; complies with all applicable certification, disclosure and reporting requirements; at all times is an investment company registered with the Securities and Exchange Commission; and otherwise satisfies such statutory requirements, shareholders of the Fund which are individuals, estates or trusts will not be required to include in their New Jersey gross income distributions from the Fund that are attributable to interest or gain realized by the Fund from obligations the interest on which is

--------------------------------------------------------------------------------
 58

TAXES
--------------------------------------------------------------------------------

exempt from regular federal income tax and is exempt from New Jersey personal income tax or other obligations statutorily free from New Jersey taxation. However, with regard to corporate shareholders, such counsel is also of the opinion that distributions from the Fund will not be excluded from net income and shares of the Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders. For additional information, see the Statement of Additional Information--Taxes and Appendix C.

NEW YORK TAXES
In the opinion of special New York tax counsel, under New York law, dividends paid by the New York Fund are exempt from New York State and New York City personal income tax applicable to individuals who reside in New York State and New York City to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies and the governments of Puerto Rico, the U.S. Virgin Islands and Guam and other territories. Other distributions from the New York Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State and City personal income tax. Distributions to a corporate holder of APS will be subject to New York State corporate franchise tax and New York City general corporation tax.

OHIO TAXES
In the opinion of special Ohio tax counsel, under current Ohio law individuals who are otherwise subject to the Ohio personal income tax will not be subject to such tax on dividends paid by the Ohio Fund to the extent such dividends are properly attributable to interest on obligations issued by or on behalf of the State of Ohio or its political subdivisions, or the agencies or instrumentalities thereof ("Ohio obligations"). Dividends paid by the Fund also will be excluded from the net income base of the Ohio corporation franchise tax to the extent such dividends are excluded from gross income for federal income tax purposes or are properly attributable to interest on Ohio obligations. However, the Fund's shares will be included in the tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis. These conclusions regarding Ohio taxation are based on the assumption that the Ohio Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund will consist of Ohio obligations or similar obligations of other states.

PENNSYLVANIA TAXES
In the opinion of special Pennsylvania tax counsel, interest derived by the Pennsylvania Fund from obligations which are statutorily free from state taxation in Pennsylvania ("Exempt Obligations") are not taxable on pass through to individual shareholders for purposes of the Pennsylvania personal income tax. The term "Exempt Obligations" includes (i) those obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, the interest from which is statutorily free from state taxation in the Commonwealth of Pennsylvania, and (ii) certain qualifying obligations of U.S. territories and possessions, or direct U.S. Government obligations. Distributions attributable to most other sources, including capital gains, will not be exempt from Pennsylvania personal income tax.

Corporate shareholders that are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions made by the Fund, provided such distributions are derived from interest on Exempt Obligations. Distributions of capital gain attributable to Exempt Obligations are subject to the Pennsylvania corporate net income tax.

Shares of the Fund which are held by individual shareholders who are Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

that the obligations held by the Fund consist of Exempt Obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

For individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from Exempt Obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax ("Philadelphia School District Tax"), provided that the Fund reports to its investors the percentage of Exempt Obligations held by the Fund for the year. The Fund will report such percentage to its investors.

The foregoing briefly summarizes some of the important federal income tax and state tax consequences of investing in the APS and reflects the federal and applicable state and local tax laws, as of the date of this Prospectus and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. Other federal, state or local tax considerations may apply to a particular investor, including state alternative minimum tax. Investors should consult their tax advisers.

Description of capital structure

Each Fund is an unincorporated business trust established under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated October 3, 2002 (each a "Declaration of Trust"). Each Declaration of Trust provides that the Trustees of each Fund may authorize separate classes of shares of beneficial interest. The Trustees of each Fund have authorized an unlimited number of shares of beneficial interest stock, par value $0.01 per share, all of which shares were initially classified as Common Shares. The Declaration of Trust also authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares, having a par value of $0.01 per share, in one or more series, with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Shareholders. For a description of the APS, see "Description of APS." The following table shows the amount of (i) shares authorized, (ii) shares held by a Fund for its own account and (iii) shares outstanding, for each class of authorized securities of each Fund as of January 13, 2003.

                                                                                AMOUNT
                                                                             OUTSTANDING
                                                                            (EXCLUSIVE OF
                                                         AMOUNT HELD BY     AMOUNT HELD BY
                                                        FUND FOR ITS OWN   FUND FOR ITS OWN
TITLE OF CLASS                      AMOUNT AUTHORIZED       ACCOUNT            ACCOUNT)
-------------------------------------------------------------------------------------------
NATIONAL FUND
Common Shares.....................       Unlimited                 -0-          9,904,558
Auction Preferred Shares..........
  Series A........................           1,750                 -0-                -0-
  Series B........................           1,750                 -0-                -0-
CALIFORNIA FUND
Common Shares.....................       Unlimited                 -0-          3,851,232
Auction Preferred Shares..........           1,350                 -0-                -0-
FLORIDA FUND
Common Shares.....................       Unlimited                 -0-          2,542,190
Auction Preferred Shares..........             900                 -0-                -0-
MASSACHUSETTS FUND
Common Shares.....................       Unlimited                 -0-          1,743,435
Auction Preferred Shares..........             620                 -0-                -0-

--------------------------------------------------------------------------------
 60

DESCRIPTION OF CAPITAL STRUCTURE
--------------------------------------------------------------------------------

                                                                                AMOUNT
                                                                             OUTSTANDING
                                                                            (EXCLUSIVE OF
                                                         AMOUNT HELD BY     AMOUNT HELD BY
                                                        FUND FOR ITS OWN   FUND FOR ITS OWN
TITLE OF CLASS                      AMOUNT AUTHORIZED       ACCOUNT            ACCOUNT)
-------------------------------------------------------------------------------------------
MICHIGAN FUND
Common Shares.....................       Unlimited                 -0-          1,507,374
Auction Preferred Shares..........             540                 -0-                -0-
NEW JERSEY FUND
Common Shares.....................       Unlimited                 -0-          2,553,301
Auction Preferred Shares..........             900                 -0-                -0-
NEW YORK FUND
Common Shares.....................       Unlimited                 -0-          2,553,314
Auction Preferred Shares..........             900                 -0-                -0-
OHIO FUND
Common Shares.....................       Unlimited                 -0-          2,503,113
Auction Preferred Shares..........             875                 -0-                -0-
PENNSYLVANIA FUND
Common Shares.....................       Unlimited                 -0-          2,937,198
Auction Preferred Shares..........           1,040                 -0-                -0-

Holders of Common Shares are entitled to share equally in dividends declared by a Board of Trustees payable to holders of Common Shares and in the net assets of each Fund available for distribution to holders of Common Shares after payment of the preferential amounts payable to holders of any outstanding preferred shares. Neither holders of Common Shares nor holders of preferred shares have pre-emptive or conversion rights and Common Shares are not redeemable. Upon liquidation of a Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Common Shares. Each Declaration of Trust provides that Shareholders are not liable for any liabilities of a Fund, requires inclusion of a clause to that effect in every agreement entered into by the Fund and indemnifies shareholders against any such liability. Although shareholders of an unincorporated business trust established under Massachusetts law, in certain limited circumstances, may be held personally liable for the obligations of a Fund as though they were general partners, the provisions of each Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

Holders of Common Shares are entitled to one vote for each share held and will vote with the holders of any outstanding APS or other preferred shares on each matter submitted to a vote of holders of Common Shares, except as described under "Description of APS--Voting rights."

Shareholders are entitled to one vote for each share held. The Common Shares, APS and any other preferred shares do not have cumulative voting rights, which means that the holders of more than 50% of the Common Shares, APS and any other preferred shares voting for the election of Trustees can elect all of the Trustees standing for election by such holders, and, in such event, the holders of the remaining Common Shares, APS and any other preferred shares will not be able to elect any of such Trustees.

So long as any APS or any other preferred shares are outstanding, holders of Common Shares will not be entitled to receive any dividends of or other distributions from each Fund, unless at the time of

--------------------------------------------------------------------------------

DESCRIPTION OF CAPITAL STRUCTURE
--------------------------------------------------------------------------------

such declaration, (1) all accrued dividends on preferred shares or accrued interest on borrowings has been paid and (2) the value of a Fund's total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus redemption premium, if any, together with any accrued and unpaid dividends thereon, whether or not earned or declared and on a cumulative basis). In addition to the requirements of the 1940 Act, each Fund is required to comply with other asset coverage requirements as a condition of the Fund obtaining a rating of the preferred shares from a rating agency. These requirements include an asset coverage test more stringent than under the 1940 Act. See "Description of APS--Dividends and Dividend Periods--Restrictions on Dividends and other payments."

Each Fund will send unaudited reports at least semi-annually and audited financial statements annually to all of its shareholders.

The Common Shares of each Fund commenced trading on the AMEX on November 26, 2002. At January 3, 2003, the net asset value per share of Common Shares and the closing price per share of Common Shares on the AMEX were as follows: National Fund--$14.52, $15.00; California Fund--$14.52, $15.00; Florida Fund--$14.49,
$15.01; Massachusetts Fund--$14.46, $15.30; Michigan Fund--$14.44, $15.11; New
Jersey Fund--$14.60, $15.00; New York Fund--$14.50, $15.00; Ohio Fund--$14.47,
$15.25; and Pennsylvania Fund--$14.47, $15.01.

PREFERRED SHARES
Under the 1940 Act, each Fund is permitted to have outstanding more than one series of Preferred Shares as long as no single series has priority over another series as to the distribution of assets of the Fund or the payment of dividends. Neither holders of Common Shares nor holders of Preferred Shares have pre-emptive rights to purchase any APS or any other preferred shares that might be issued. It is anticipated that the net asset value per share of the APS will equal its original purchase price per share plus accumulated dividends per share.

Certain provisions of the Declarations of Trust

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST
Each Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of a Fund or to change the composition of its Board, and could have the effect of depriving holders of Common Shares of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of a Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. Each Board is divided into three classes, with the term of one class expiring at each annual meeting of holders of Common Shares and preferred shares. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A Trustee may be removed from office only for cause by a written instrument signed by the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of each Fund that elected such Trustee and is entitled to vote on the matter.

In addition, each Declaration of Trust requires the favorable vote of the holders of at least 75% of the outstanding shares of each class of a Fund, voting as a class, then entitled to vote to approve, adopt or

--------------------------------------------------------------------------------
 62

CERTAIN PROVISIONS OF THE DECLARATIONS OF TRUST
--------------------------------------------------------------------------------

authorize certain transactions with 5%-or-greater holders of a class of shares and their associates, unless the Board shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of a class of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of each Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of a Fund or any subsidiary of a Fund with or into any Principal Shareholder; (ii) the issuance of any securities of a Fund to any Principal Shareholder for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of a Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to a Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

Each Board has determined that provisions with respect to the Board and the 75% voting requirements described above, which voting requirements are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interest of holders of Common Shares and preferred shares generally. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

CONVERSION TO OPEN-END FUND
Each Fund may be converted to an open-end investment company at any time if approved by the lesser of (i) two-thirds or more of the Fund's then outstanding Common Shares and preferred shares (if any), each voting separately as a class, or (ii) more than 50% of the then outstanding Common Shares and preferred shares (if any), voting separately as a class if such conversion is recommended by at least 75% of the Trustees then in office. If approved in the foregoing manner, conversion of each Fund could not occur until 90 days after the Shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all Shareholders. The composition of each Fund's portfolio likely would prohibit it from complying with regulations of the SEC applicable to open-end investment companies. Accordingly, conversion likely would require significant changes in each Fund's investment policies and liquidation of a substantial portion of its relatively illiquid portfolio. Conversion of each Fund to an open-end investment company also would require the redemption of any outstanding preferred shares and could require the repayment of borrowings. Each Board believes, however, that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is unlikely that a Board would vote to convert a Fund to an open-end investment company.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Underwriting

The underwriters named below (the "Underwriters"), acting through UBS Warburg LLC, 299 Park Avenue, New York, New York, and Merrill Lynch, Pierce, Fenner & Smith Incorporated, 4 World Financial Center, New York, New York as lead managers and A.G. Edwards & Sons, Inc. and Prudential Securities Incorporated as their representatives (together with the lead managers, the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with each Fund and the Adviser, to purchase from each Fund the number of APS set forth below their respective names. The Underwriters are committed to purchase and pay for all of a Fund's APS if any are purchased.

                                                        UNDERWRITER
                       ------------------------------------------------------------------------------
                                           MERRILL LYNCH,                     PRUDENTIAL      TOTAL
                                          PIERCE, FENNER &    A.G. EDWARDS    SECURITIES    PREFERRED
FUND                   UBS WARBURG LLC   SMITH INCORPORATED   & SONS, INC.   INCORPORATED    SHARES
-----------------------------------------------------------------------------------------------------
National Fund........
California Fund......
Florida Fund.........
Massachusetts Fund...
Michigan Fund........
New Jersey Fund......
New York Fund........
Ohio Fund............
Pennsylvania Fund....

The Underwriters have advised each Fund that they propose initially to offer the APS of such Fund to the public at the public offering price set forth on the cover page of this Prospectus, and to certain dealers at such price less a
concession not in excess of $     per share. The Underwriters may allow, and
such dealers may reallow, a discount not in excess of $     per share to other
dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any APS purchased
on or before January   , 2003.

The Underwriters will act in Auctions as Broker-Dealers as set forth under "The Auctions--General--Broker-Dealer Agreements" and will be entitled to fees for services as Broker-Dealers as set forth therein. The Underwriters also may provide information to be used in ascertaining the Reference Rate.

The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers and dealers in connection with the execution of a Fund's portfolio transactions after they have ceased to be principal underwriters of the Fund under the 1940 Act and, subject to certain conditions, may act as such brokers while they are principal underwriters.

In connection with this offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically.

Each Fund and the Adviser have agreed to indemnify the Underwriters against certain liabilities including liabilities under the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
 64

--------------------------------------------------------------------------------

Shareholder Servicing Agent, custodian and transfer agent

Pursuant to a Shareholder Servicing Agreement between UBS Warburg LLC (the "Shareholder Servicing Agent") and Eaton Vance, the Shareholder Servicing Agent will (i) undertake to make public information pertaining to the Fund on an ongoing basis and to communicate to investors and prospective investors the Fund's features and benefits (including periodic seminars or conference calls, responses to questions from current or prospective shareholders and specific shareholder contact where appropriate); (ii) make available to investors and prospective investors market price, net asset value, yield and other information regarding the Fund's common shares, if reasonably obtainable, for the purpose of maintaining the visibility of the Fund in the investor community; (iii) at the request of Eaton Vance, provide certain economic research and statistical information and reports, if reasonably obtainable, on behalf of the Fund, and consult with representatives and Trustees of the Fund in connection therewith, which information and reports shall include: (a) statistical and financial market information with respect to the Fund's market performance and (b) comparative information regarding the Fund and other closed-end management investment companies with respect to (1) the net asset value of their respective shares, (2) the respective market performance of the Fund and such other companies and (3) other relevant performance indicators; and (iv) at the request of Eaton Vance, provide information to and consult with the Board of Trustees with respect to applicable modifications to dividend policies or capital structure, repositioning or restructuring of the Fund, conversion of the Fund to an open-end investment company, liquidation or merger; provided, however, that under the terms of the Shareholder Servicing Agreement, the Shareholder Servicing Agent is not obligated to render any opinions, valuations or recommendations of any kind or to perform any such similar services. For these services, Eaton Vance will pay the Shareholder Servicing Agent a fee computed weekly and payable quarterly equal on an annual basis to 0.10% of the Fund's average weekly gross assets. Under the terms of the Shareholder Servicing Agreement, the Shareholder Servicing Agent is relieved from liability to Eaton Vance for any act or omission in the course of its performances under the Shareholder Servicing Agreement in the absence of gross negligence or willful misconduct by the Shareholder Servicing Agent. The Shareholder Servicing Agreement will continue so long as the Advisory Agreement remains in effect between the Fund and the Adviser or any successor in interest or affiliate of the Adviser, as and to the extent that such Advisory Agreement is renewed periodically in accordance with the 1940 Act.

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116 is the custodian of the Fund and will maintain custody of the securities and cash of the Fund. IBT maintains the Fund's general ledger and computes net asset value per share at least weekly. IBT also attends to details in connection with the sale, exchange, substitution, transfer and other dealings with the Fund's investments, and receives and disburses all funds. IBT also assists in preparation of shareholder reports and the electronic filing of such reports with the SEC.

PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027 is the transfer agent and dividend disbursing agent of the Fund.

Legal opinions

Certain legal matters in connection with the APS will be passed upon for each Fund by Kirkpatrick & Lockhart LLP, Boston, Massachusetts, and for the Underwriters by Skadden, Arps, Slate, Meagher & Flom (Illinois), Chicago, Illinois and its affiliated entities. Skadden, Arps, Slate, Meagher & Flom (Illinois) and its affiliated entities may rely as to certain matters of Massachusetts law on the opinion of Kirkpatrick & Lockhart LLP.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Independent auditors

Deloitte & Touche LLP, Boston, Massachusetts, are the independent auditors for each Fund and will audit each Fund's financial statements.

Additional information

The Prospectus and the Statements of Additional Information do not contain all of the information set forth in the Registration Statement that each Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations. The Statements of Additional Information can be obtained without charge by calling 1-800-225-6265.

Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

--------------------------------------------------------------------------------
 66

--------------------------------------------------------------------------------

National Fund

Table of contents for the
Statement of Additional Information

Additional investment information and restrictions..........    2
Trustees and officers.......................................   11
Investment advisory and other services......................   16
Determination of net asset value............................   17
Portfolio trading...........................................   18
Taxes.......................................................   20
Other information...........................................   24
Independent auditors........................................   24
Independent auditors' report................................   25
Financial statements........................................   26
Appendix A: Ratings of municipal bonds......................   54
Appendix B: Tax equivalent yield table......................   60
Appendix C: U.S. territory information......................   61
Appendix D: Description of insurers.........................   63
Appendix E: Amended By-Laws.................................   66

California Fund

Table of contents for the
Statement of Additional Information

Additional investment information and restrictions..........    2
Trustees and officers.......................................   11
Investment advisory and other services......................   17
Determination of net asset value............................   18
Portfolio trading...........................................   19
Taxes.......................................................   21
Other information...........................................   26
Independent auditors........................................   26
Independent auditors' report................................   27
Financial statements........................................   28
Appendix A: Ratings of municipal bonds......................   56
Appendix B: Tax equivalent yield table......................   62
Appendix C: California and U.S. territory information.......   63
Appendix D: Description of insurers.........................   76
Appendix E: Amended By-Laws.................................   79

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Florida Fund

Table of contents for the
Statement of Additional Information

Additional investment information and restrictions..........    2
Trustees and officers.......................................   11
Investment advisory and other services......................   16
Determination of net asset value............................   18
Portfolio trading...........................................   18
Taxes.......................................................   20
Other information...........................................   24
Independent auditors........................................   25
Independent auditors' report................................   26
Financial statements........................................   27
Appendix A: Ratings of municipal bonds......................   55
Appendix B: Tax equivalent yield table......................   61
Appendix C: Florida and U.S. territory information..........   63
Appendix D: Description of insurers.........................   68
Appendix E: Amended By-Laws.................................   71

Massachusetts Fund

Table of contents for the
Statement of Additional Information

Additional investment information and restrictions..........    2
Trustees and officers.......................................   11
Investment advisory and other services......................   16
Determination of net asset value............................   17
Portfolio trading...........................................   18
Taxes.......................................................   20
Other information...........................................   24
Independent auditors........................................   25
Independent auditors' report................................   26
Financial statements........................................   27
Appendix A: Ratings of municipal bonds......................   55
Appendix B: Tax equivalent yield table......................   61
Appendix C: Massachusetts and U.S. territory information....   62
Appendix D: Description of insurers.........................   80
Appendix E: Amended By-Laws.................................   83

--------------------------------------------------------------------------------
 68

--------------------------------------------------------------------------------

Michigan Fund

Table of contents for the
Statement of Additional Information

Additional investment information and restrictions..........    2
Trustees and officers.......................................   11
Investment advisory and other services......................   17
Determination of net asset value............................   18
Portfolio trading...........................................   19
Taxes.......................................................   21
Other information...........................................   25
Independent auditors........................................   26
Independent auditors' report................................   27
Financial statements........................................   28
Appendix A: Ratings of municipal bonds......................   56
Appendix B: Tax equivalent yield table......................   62
Appendix C: Michigan and U.S. territory information.........   64
Appendix D: Description of insurers.........................   70
Appendix E: Amended By-Laws.................................   73

New Jersey Fund

Table of contents for the
Statement of Additional Information

Additional investment information and restrictions..........    2
Trustees and officers.......................................   11
Investment advisory and other services......................   16
Determination of net asset value............................   17
Portfolio trading...........................................   18
Taxes.......................................................   20
Other information...........................................   25
Independent auditors........................................   25
Independent auditors' report................................   26
Financial statements........................................   27
Appendix A: Ratings of municipal bonds......................   55
Appendix B: Tax equivalent yield table......................   61
Appendix C: New Jersey and U.S. territory information.......   62
Appendix D: Description of insurers.........................   67
Appendix E: Amended By-Laws.................................   70

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                                                                              69

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New York Fund

Table of contents for the
Statement of Additional Information

Additional investment information and restrictions..........    2
Trustees and officers.......................................   11
Investment advisory and other services......................   16
Determination of net asset value............................   17
Portfolio trading...........................................   18
Taxes.......................................................   20
Other information...........................................   25
Independent auditors........................................   25
Independent auditors' report................................   26
Financial statements........................................   27
Appendix A: Ratings of municipal bonds......................   55
Appendix B: Tax equivalent yield table......................   61
Appendix C: New York and U.S. territory information.........   63
Appendix D: Description of insurers.........................   71
Appendix E: Amended By-Laws.................................   74

Ohio Fund

Table of contents for the
Statement of Additional Information

Additional investment information and restrictions..........    2
Trustees and officers.......................................   11
Investment advisory and other services......................   16
Determination of net asset value............................   17
Portfolio trading...........................................   18
Taxes.......................................................   20
Other information...........................................   25
Independent auditors........................................   26
Independent auditors' report................................   27
Financial statements........................................   28
Appendix A: Ratings of municipal bonds......................   56
Appendix B: Tax equivalent yield table......................   62
Appendix C: Ohio and U.S. territory information.............   64
Appendix D: Description of insurers.........................   75
Appendix E: Amended By-Laws.................................   78

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 70

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Pennsylvania Fund

Table of contents for the
Statement of Additional Information

Additional investment information and restrictions..........    2
Trustees and officers.......................................   11
Investment advisory and other services......................   17
Determination of net asset value............................   18
Portfolio trading...........................................   19
Taxes.......................................................   21
Other information...........................................   25
Independent auditors........................................   26
Independent auditors' report................................   27
Financial statements........................................   28
Appendix A: Ratings of municipal bonds......................   56
Appendix B: Tax equivalent yield table......................   62
Appendix C: Pennsylvania and U.S. territory information.....   63
Appendix D: Description of insurers.........................   72
Appendix E: Amended By-Laws.................................   75

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                                                                              71

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Glossary

"7-Day Dividend Period" means a Dividend Period consisting of seven days.

"1940 Act" means the Investment Company Act of 1940, as amended from time to time.

"1940 Act APS Asset Coverage" has the meaning set forth on page 43 of this Prospectus.

"1940 Act Cure Date" has the meaning set forth on page 43 of this Prospectus.

"Additional Dividends" has the meaning set forth on page 41 of this Prospectus.

"Adviser" means Eaton Vance Management.

"Agent Member" means the member of the Securities Depository that will act on behalf of a Beneficial Owner of one or more APS or on behalf of a Potential Beneficial Owner.

"Alternate Treasury Bill Rate" on any date means the Interest Equivalent of the yield as calculated by reference to the arithmetic average of the bid price quotations of the actively traded Treasury Bill with a maturity most nearly comparable to the length of the related Dividend Period, as determined by bid price quotations as of any time on the Business Day immediately preceding such date, obtained from at least three recognized primary U.S. Government securities dealers selected by the Auction Agent.

"Amended By-Laws" means the By-laws of each Fund, as amended December 17, 2002, specifying the powers, preferences and rights of the APS. Each Fund's Amended By-Laws are contained in Appendix E to the Fund's Statement of Additional Information.

"Anticipation Notes" means the following municipal obligations: revenue anticipation notes, tax anticipation notes, tax and revenue anticipation notes, grant anticipation notes and bond anticipation notes.

"Applicable Percentage" has the meaning set forth on page 50 of this Prospectus.

"Applicable Rate" means the rate per annum at which cash dividends are payable on APS for any Dividend Period.

"APS" means the Auction Preferred Shares with a par value of $0.01 per share and a liquidation preference of $25,000 per share, plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared), of a Fund.

"APS Basic Maintenance Amount" has the meaning set forth on page 45 of this Prospectus.

"APS Basic Maintenance Cure Date" has the meaning set forth on page 42 of this Prospectus.

"Auction" means a periodic operation of the Auction Procedures.

"Auction Agent" means Deutsche Bank Trust Company, unless and until another commercial bank, trust company or other financial institution appointed by a resolution of the Board of Trustees of each Fund or a duly authorized committee thereof enters into an agreement with each to follow the Auction Procedures for the purpose of determining the Applicable Rate and to act as transfer agent, registrar, dividend disbursing agent and redemption agent for the APS.

"Auction Agent Agreement" means the agreement entered into between each Fund and the Auction Agent which provides, among other things, that the Auction Agent will follow the Auction Procedures for the purpose of determining the Applicable Rate.

"Auction Date" has the meaning set forth on page 49 of this Prospectus.

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 72

GLOSSARY
--------------------------------------------------------------------------------

"Auction Procedures" means the procedures for conducting Auctions set forth in
Section 10 of each Fund's Amended By-Laws contained in Appendix E to each Fund's Statement of Additional Information.

"Available APS" has the meaning specified in Paragraph 10(d)(i) of the Auction Procedures.

"Beneficial Owner" means a customer of a Broker-Dealer who is listed on the records of that Broker-Dealer (or if applicable, the Auction Agent) as a holder of APS or a Broker-Dealer that holds APS for its own account.

"Bid" has the meaning specified in Subsection 10(b)(i) of the Auction
Procedures.

"Bidder" has the meaning specified in Subsection 10(b)(i) of the Auction Procedures.

"Board of Trustees" or "Board" means the Board of Trustees of each Fund.

"Broker-Dealer" means any broker-dealer, or other entity permitted by law to perform the functions required of a Broker-Dealer in the Auction Procedures, that has been selected by each Fund and has entered into a Broker-Dealer Agreement with the Auction Agent that remains effective.

"Broker-Dealer Agreement" means an agreement entered into between the Auction Agent and a Broker-Dealer, including UBS Warburg LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, A.G. Edwards & Sons, Inc. and Prudential Securities Incorporated pursuant to which such Broker-Dealer agrees to follow the Auction Procedures.

"Business Day" means a day on which the New York Stock Exchange is open for trading and which is not a Saturday, Sunday or other day on which banks in New York City are authorized or obligated by law to close.

"Cede & Co." means the nominee of DTC, and in whose name the shares of APS initially will be registered.

"Code" means the Internal Revenue Code of 1986, as amended.

"Common Shares" means the Common Shares, par value $0.01 per share, of each Fund.

"Date of Original Issue" means, with respect to each APS, the date on which such share first is issued by each Fund.

"Declaration of Trust" means the Agreement and Declaration of Trust of each Fund.

"Discounted Value" of any asset of each means with respect to an S&P Eligible Asset, the quotient of the market value thereof divided by the applicable S&P Discount Factor.

"Dividend Payment Date" has the meaning set forth on page 37 of this Prospectus.

"Dividend Periods" has the meaning set forth on page 37 of this Prospectus.

"DTC" means The Depository Trust Company.

"Eligible Assets" means S&P Eligible Assets.

"Existing Holder" means a Broker-Dealer or any such other person as may be permitted by each Fund that is listed as the holder of record of APS in the records of the Auction Agent.

"Fitch" means Fitch Ratings or its successors.

"Fund" means each Eaton Vance insured municipal bond fund listed on the cover page of this Prospectus, each a Massachusetts business trust that is the issuer of APS.

"Hold Order" has the meaning specified in Subsection 10(b)(i) of the Auction Procedures.

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                                                                              73

GLOSSARY
--------------------------------------------------------------------------------

"IBT" means Investors Bank & Trust Company, the custodian of each Fund's assets.

"Initial Dividend Payment Date" has the meaning set forth on the inside cover page of this Prospectus.

"Initial Dividend Period" means, with respect to the APS, the period from and including the Date of Original Issue to but excluding the Initial Dividend Payment Date of the APS.

"IRS" means the Internal Revenue Service.

"Long Term Dividend Period" has the meaning set forth on page 37 of this Prospectus.

"Mandatory Redemption Price" has the meaning set forth on page 42 of this Prospectus.

"Marginal Tax Rate" means the maximum marginal federal income tax rate applicable to an individual's or a corporation's ordinary income, whichever is greater.

"Maximum Applicable Rate" has the meaning specified under "The Auction--Orders by Beneficial Owners, Potential Beneficial Owners, Existing Holders and Potential Holders" in this Prospectus.

"Moody's" means Moody's Investors Service, Inc. or its successors.

"Non-Call Period" has the meaning set forth under "Specific Redemption Provisions" below.

"Non-Payment Period" has the meaning set forth on page 39 of this Prospectus.

"Non-Payment Period Rate" has the meaning set forth on page 39 of this Prospectus.

"Notice of Revocation" has the meaning set forth on page 38 of this Prospectus.

"Notice of Special Dividend Period" has the meaning set forth on page 38 of this Prospectus.

"Optional Redemption Price" has the meaning set forth on page 42 of this Prospectus.

"Order" has the meaning specified in Subsection 10(b)(i) of the Auction Procedures.

"Potential Beneficial Owner" means a customer of a Broker-Dealer or a Broker-Dealer that is not a Beneficial Owner of APS but that wishes to purchase such shares, or that is a Beneficial Owner that wishes to purchase additional APS.

"Potential Holder" means any Broker-Dealer or any such other person as may be permitted by each Fund, including any Existing Holder, who may be interested in acquiring APS (or, in the case of an Existing Holder, additional APS).

"Preference Item" has the meaning set forth on page 36 of this Prospectus.

"Preferred Shares" means preferred shares of beneficial interest, par value $0.01 per share, of each Fund.

"Premium Call Period" has the meaning set forth under "Specific Redemption Provisions" below.

"Reference Rate" means: (i) with respect to a Dividend Period or a Short Term Dividend Period having 28 or fewer days, the higher of the applicable "AA" Composite Commercial Paper Rate and the Taxable Equivalent of the Short Term Municipal Obligation Rate, (ii) with respect to any Short Term Dividend Period, having more than 28 but fewer than 183 days, the applicable "AA" Composite Commercial Paper Rate, (iii) with respect to any Short Term Dividend Period having 183 or more but fewer than 364 days, the applicable U.S. Treasury Bill Rate and (iv) with respect to any Long Term Dividend Period, the applicable U.S. Treasury Note Rate.

"Request for Special Dividend Period" has the meaning set forth on page 37 of this Prospectus.

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 74

GLOSSARY
--------------------------------------------------------------------------------

"Response" has the meaning set forth on page 38 of this Prospectus.

"Retroactive Taxable Allocation" has the meaning set forth on page 41 of this Prospectus.

"S&P" means Standard & Poor's, or its successors.

"S&P Eligible Assets" has the meaning set forth on page 45 of this Prospectus.

"Securities Depository" means The Depository Trust Company and its successors and assigns or any successor securities depository selected by each Fund that agrees to follow the procedures required to be followed by such securities depository in connection with the APS.

"Sell Order" has the meaning specified in Subsection 10(b)(i) of the Auction Procedures.

"Short Term Dividend Period" has the meaning set forth on page 37 of this Prospectus.

"Special Dividend Period" has the meaning set forth on page 31 of this Prospectus.

"Specific Redemption Provisions" means, with respect to a Special Dividend Period, either, or any combination of, (i) a period (a "Non-Call Period") determined by the Board of Trustees of each Fund, after consultation with the Auction Agent and the Broker-Dealers, during which the APS subject to such Dividend Period shall not be subject to redemption at the option of a Fund and
(ii) a period (a "Premium Call Period"), consisting of a number of whole years and determined by the Board of Trustees of each Fund, after consultation with the Auction Agent and the Broker-Dealers, during each year of which the APS subject to such Dividend Period shall be redeemable at a Fund's option at a price per share equal to $25,000 plus accumulated but unpaid dividends plus a premium expressed as a percentage of $25,000, as determined by the Board of Trustees of each Fund after consultation with the Auction Agent and the Broker-Dealers.

"Submission Deadline" has the meaning specified in Subsection 10(a)(x) of the Auction Procedures.

"Submitted Bid" has the meaning specified in Subsection 10(d)(i) of the Auction Procedures.

"Submitted Hold Order" has the meaning specified in Subsection 10(d)(i) of the Auction Procedures.

"Submitted Order" has the meaning specified in Subsection 10(d)(i) of the Auction Procedures.

"Submitted Sell Order" has the meaning specified in Subsection 10(d)(i) of the Auction Procedures.

"Subsequent Dividend Period" means each Dividend Period after the Initial Dividend Period.

"Substitute Rating Agency" and "Substitute Rating Agencies" shall mean a nationally recognized statistical rating organization or two nationally recognized statistical rating organizations, respectively, selected by UBS Warburg LLC, or its respective affiliates and successors, after consultation with each Fund, to act as a substitute rating agency or substitute rating agencies, as the case may be, to determine the credit ratings of the APS.

"Sufficient Clearing Bids" has the meaning specified in Subsection 10(d)(i) of the Auction Procedures.

"Taxable Equivalent of the Short-Term Municipal Obligations Rate" on any date means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30 day High Grade Index (the "Kenny Index"), or any successor index made available for the Business Day immediately preceding such date but in any event not later than 8:30 a.m., New York City time, on such date by Kenny Information Systems Inc. or any successor thereto, based upon 30-day yield evaluations at par of bonds the interest on which is excludable for federal income tax purposes under the Code of "high grade" component issuers selected by Kenny Information Systems Inc. or any such successor from time to time in its discretion, which component issuers shall include, without limitation, issuers of general obligation bonds but shall exclude any bonds the interest on which constitutes a

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                                                                              75

GLOSSARY
--------------------------------------------------------------------------------

Preference Item, divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal); provided, however, that if the Kenny Index is not made so available by 8:30 a.m., New York City time, on such date by Kenny Information Systems Inc. or any successor, the Taxable Equivalent of the Short-Term Municipal Obligations Rate shall mean the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the most recent Kenny Index so made available for any preceding Business Day, divided by (B) 1.00 minus the marginal tax rate noted above (expressed as a decimal). A Fund may not utilize a successor index to the Kenny Index unless S&P provides the Fund with written confirmation that the use of such successor index will not adversely affect the then-current S&P rating of the APS.

"U.S. Treasury Bill Rate" on any date means (i) the Interest Equivalent of the rate on the actively traded Treasury Bill with a maturity most nearly comparable to the length of the related Dividend Period, as such rate is made available on a discount basis or otherwise by the Federal Reserve Bank of New York in its Composite 3:30 p.m. Quotations for U.S. Government Securities report for such Business Day, or (ii) if such yield as so calculated is not available, the Alternate Treasury Bill Rate on such date.

"U.S. Treasury Note Rate" on any date means (i) the yield as calculated by reference to the bid price quotation of the actively traded, current coupon Treasury Note with a maturity most nearly comparable to the length of the related Dividend Period, as such bid price quotation is published on the Business Day immediately preceding such date by the Federal Reserve Bank of New York in its Composite 3:30 p.m. Quotations for U.S. Government Securities report for such Business Day, or (ii) if such yield as so calculated is not available, the Alternate Treasury Note Rate on such date. "Alternate Treasury Note Rate" on any date means the yield as calculated by reference to the arithmetic average of the bid price quotations of the actively traded, current coupon Treasury Note with a maturity most nearly comparable to the length of the related Dividend Period, as determined by the bid price quotations as of any time on the Business Day immediately preceding such date, obtained from at least three recognized primary U.S. Government securities dealers selected by the Auction Agent.

"Valuation Date" means, for purposes of determining whether a Fund is maintaining the APS Basic Maintenance Amount, each Business Day commencing with January 17, 2003.

"Winning Bid Rate" has the meaning specified in Subsection 10(d)(i) of the Auction Procedures.

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